Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 13, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9,625,243
Entity Common Stock, Shares Outstanding		5,011,152
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 15,220	$ 15,734
Federal funds sold	65,988	70,341
Total Cash and Cash Equivalents	81,208	86,075
Investment securities available-for-sale (Note 3)	57,400	64,252
Other Investments, at cost (Note 4)	4,930	5,308
Loans, net of allowance for loan losses of $7,449 and $9,024 in 2012 and 2011, respectively (Note 5)	383,049	398,780
Premises and equipment, net (Note 6)	21,176	21,883
Deferred Tax Assets	8,298	8,615
Interest receivable	2,314	2,369
Bank Owned Life Insurance	13,689	13,230
Other Real Estate Owned, net	16,639	16,724
Other assets	3,793	3,747
Total Assets	592,496	620,983
Deposits (Note 9)
Noninterest bearing	105,960	98,950
Interest bearing	379,380	416,411
Total Deposits	485,340	515,361
Interest, taxes and other liabilities	2,066	2,570
Short term borrowings (Note 10)	20,170	57,676
Long-term debt (Note 11)	51,298	13,964
Capital securities (Note 12)	3,150	3,150
Total Other Liabilities	76,684	77,360
Total Liabilities	562,024	592,721
STOCKHOLDERS' EQUITY
Common stock, 5,011 shares issued and authorized 40,000 shares, par value $0.625 per share (Note 16)	3,132	3,132
Additional paid-in capital	7,783	7,783
Retained Earnings	21,428	19,406
Accumulated other comprehensive (loss)	(1,871)	(2,059)
Total Stockholders' Equity	30,472	28,262
Total Liabilities and Stockholders' Equity	$ 592,496	$ 620,983

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans, allowance for loan losses	$ 7,449	$ 9,024
STOCKHOLDERS' EQUITY
Common stock, shares issued (in shares)	5,011	5,011
Common stock, shares authorized (in shares)	40,000	40,000
Common stock, par value (in dollars per share)	$ 0.625	$ 0.625

CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans receivable and fees on loans	$ 23,337	$ 24,842
Securities available for sale:
Taxable	1,004	1,284
Tax-exempt	565	798
Other investment income	107	80
Federal funds sold	141	150
Total Interest Income	25,154	27,154
INTEREST EXPENSE
Deposits	4,229	6,495
Other borrowed funds	3,259	3,484
Total interest expense	7,488	9,979
Net interest income	17,666	17,175
PROVISION FOR LOAN LOSSES (Note 5)	958	4,648
Net interest income after provision for loan losses	16,708	12,527
NON-INTEREST INCOME
Securities gains (losses)	663	251
Service charges on deposit accounts	2,092	2,117
Other service charges, commissions and fees	1,789	1,646
Other operating income	841	1,110
Other than temporary impairment charge	(167)	(269)
Total Non-Interest Income	5,218	4,855
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 15)	9,503	9,852
Occupancy expense of bank premises	1,156	1,102
Furniture and equipment expense	1,222	1,355
Other operating expenses (Note 24)	5,613	5,900
Foreclosed Assets -Write-down and operating expenses	2,190	3,328
Total Non-Interest Expenses	19,684	21,537
(Loss) Income Before Income Taxes	2,242	(4,155)
Income Tax Expense (Note 8)	220	2,362
Net Income (Loss)	$ 2,022	$ (6,517)
Earnings (Loss) Per Common Share (Note 13) (in dollars per share)	$ 0.4	$ (1.3)
Earnings (Loss) Per Common Share - assuming dilution (Note 13) (in dollars per share)	$ 0.4	$ (1.3)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income (Loss)	$ 2,022	$ (6,517)
Other Comprehensive Income
Unrealized gains on securities during the period	948	3,129
Less: reclassification adjustment for gains included in net income	(663)	(251)
Other Comprehensive Income (Loss), before tax	285	2,878
Income tax expense (benefit) related to other comprehensive Income	97	979
Other Comprehensive Income	188	1,899
COMPREHENSIVE INCOME (LOSS)	$ 2,210	$ (4,618)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock Par Value [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2010	$ 3,132	$ 7,783	$ 25,923	$ (3,958)	$ 32,880
Balance (in shares) at Dec. 31, 2010	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	(6,517)	0	(6,517)
Other comprehensive income	0	0	0	1,899	1,899
Balance at Dec. 31, 2011	3,132	7,783	19,406	(2,059)	28,262
Balance (in shares) at Dec. 31, 2011	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	2,022	0	2,022
Other comprehensive income	0	0	0	188	188
Balance at Dec. 31, 2012	$ 3,132	$ 7,783	$ 21,428	$ (1,871)	$ 30,472
Balance (in shares) at Dec. 31, 2012	5,011

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,022	$ (6,517)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	958	4,648
Provision for deferred income taxes	276	342
Depreciation and amortization	979	1,104
Valuation adjustment of deferred tax assets	(170)	4,170
Net realized (gains) losses on available-for-sale securities	(663)	(251)
Net amortization on securities	721	498
Amortization of capital issue costs	5	5
Other than temporary impairment charge	167	269
Valuation adjustment of other real estate owned	1,299	2,056
Decrease in interest receivable	55	175
(Increase) in other assets	(160)	(596)
Increase (decrease) in interest, taxes and other liabilities	(504)	785
Net Cash provided by operating activities	4,985	6,688
Securities available for sale:
Proceeds from sale of debt and equity securities	11,557	12,880
Proceeds from maturities of debt and equity securities	20,335	6,897
Purchase of debt and equity securities	(24,979)	(25,823)
Redemption of other investments	378	718
Net decrease in loans --	6,144	28,825
Proceeds from sales of other real estate owned	7,245	4,554
Premises and equipment expenditures	(339)	(125)
Net Cash provided by investing activities	20,341	27,926
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(51,189)	(40,300)
Net increase in demand, savings and other deposits	21,168	18,889
Net increase (decrease) in short term borrowings	(37,506)	(8,276)
Net increase (decrease) in long-term debt	37,334	(1,004)
Net Cash used in financing activities	(30,193)	(30,691)
Net increase (decrease) in cash and cash equivalents	(4,867)	3,923
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	86,075	82,152
CASH AND CASH EQUIVALENTS AT END OF YEAR	81,208	86,075
Cash paid during the year for:
Interest	7,751	10,124
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	8,629	8,021
Loans originated from sales of other real estate owned	$ 1,573	$ 1,593

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of Highlands Bankshares, Inc., (the "Parent Company") and its wholly-owned subsidiary, Highlands Union Bank (the "Bank"). The statements also include Highlands Union Insurance Services, Inc., (the "Insurance Services"), and Highlands Union Financial Services, Inc., (the "Financial Services") which are both wholly-owned subsidiaries of the Bank. All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of Highlands Bankshares, Inc. and Subsidiaries, (the "Company") conform to U.S. generally accepted accounting principles and to standard practices within the banking industry.

Nature of Operations

The Company operates in Abingdon, Virginia, and surrounding southwest Virginia, eastern Tennessee, and western North Carolina under the laws of the Commonwealth of Virginia. The Parent Company was organized on December 29, 1995. The Parent Company is supervised by the Federal Reserve Bank under the Bank Holding Company Act of 1956, as amended. The Bank began banking operations on April 27, 1985 under a state bank charter and provides a full line of financial services to individuals and businesses. The Bank's primary lending products include mortgage, consumer and commercial loans, and its primary deposit products are checking, savings, and certificates of deposit. As a state bank and a member of the Federal Reserve Bank of Richmond, the Bank is subject to regulation by the Virginia State Bureau of Financial Institutions, the Federal Deposit Insurance Corporation, and the Federal Reserve Bank. Highlands Union Insurance Services, Inc. became effective October 8, 1999 for the purpose of selling insurance through Bankers Insurance LLC. The only activity in Highlands Union Financial Services is the receipt of life insurance commissions. Highlands Capital Trust I became effective January 14, 1998. The nature of the trust is described more fully in Note 12.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks and federal funds sold, all of which mature within ninety days. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Securities Available-for-Sale

Securities classified as available-for-sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities available-for-sale are carried at fair value. Unrealized gains or losses are reported as increases or decreases in other comprehensive income, net of the related deferred income tax effect. Realized gains or losses are included in earnings on the trade date and are determined on the basis of the amortized cost of specific securities sold. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. On a quarterly basis the Company reviews any securities which are considered to be impaired as defined by accounting guidance. During this review, the Company determines if the impairment is deemed to be other than temporary. If it is determined that the impairment is other than temporary, i.e. impaired because of credit issues, the investment is written down by a charge in the Statement of Income (Loss).

Loans

The Company makes mortgage, commercial and consumer loans to customers. Included in mortgage lending are loans secured by real estate such as single family and multifamily dwelling units as well as commercial properties both owner occupied and held for lease to others. Commercial loans include those primarily secured by business assets or land or may be unsecured. Consumer loans include second mortgages and equity lines of credit and other personal loans which may be secured or unsecured. The Company also makes farmland loans and other agricultural type loans such as financing farming activities.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid balance. Loan origination fees, net of certain direct origination costs, are deferred and amortized to income over the estimated lives of the loans using the straight-line method which is not materially different from the interest method. The accrual of interest on a loan is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Payments on non accrual loans are applied to principal or applied on a cash basis. All interest accrued but not collected for loans that are placed on non-accrual or charged off status is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The Company monitors and maintains an allowance for loan losses to absorb an estimate of probable losses inherent in the loan portfolio. The Company maintains policies and procedures that address the systems of controls over the following areas of maintenance of the allowance: the systematic methodology used to determine the appropriate level of the allowance to provide assurance the loan loss reserve is maintained in accordance with accounting principles generally accepted in the United States of America; the accounting policies for loan charge-offs and recoveries; the assessment and measurement of impairment in the loan portfolio; and the loan grading system.

The Company's Credit Review and Analysis Department evaluates various loans individually for impairment as required by Statement of Financial Accounting Standards ASC 310, Receivables –Subsequent Measurement. Loans evaluated individually for impairment include non-performing loans, such as loans on non-accrual, loans past due by 90 days or more, restructured loans and other loans selected by management. The evaluations are based upon discounted expected cash flows or collateral valuations. If the evaluation shows that a loan is individually impaired, then a specific reserve is established for the amount of impairment. If a loan evaluated individually is not impaired, then the loan is considered for impairment under ASC 450, Accounting for Contingencies, with a group of loans that have similar characteristics. For loans without individual measures of impairment, the Company makes estimates of losses for groups of loans as required by ASC 450. Loans are grouped by similar characteristics, including the type of loan, the assigned loan grade and the general collateral type. Assigned loan grades include Quality, Satisfactory, Acceptable, Special Mention, Substandard and Doubtful, each with an increasing risk of potential loss. A loss rate reflecting the expected loss inherent in a group of loans is derived based upon estimates of default rates for a given loan grade, the predominant collateral type for the group and the terms of the loan. The resulting estimate of losses for groups of loans are adjusted for relevant environmental factors and other conditions of the portfolio of loans, including: borrower and industry concentrations; levels and trends in delinquencies, charge-offs and recoveries; changes in underwriting standards and risk selection; level of experience and ability of lending management; and, national and local economic conditions.

The amounts of estimated impairment for individually evaluated loans and groups of loans are added together for a total estimate of loan losses. This estimate of losses is compared to the allowance for loan losses of the Company as of the evaluation date and, if the estimate of losses is greater than the allowance, an additional provision to the allowance is made. If the estimate of losses is less than the allowance, the degree to which the allowance exceeds the estimate is evaluated to determine whether the allowance falls outside a range of estimates. If the estimate of losses is below the range of reasonable estimates, the allowance is reduced by adjusting the provision for loan losses. The Company recognizes the inherent imprecision in estimates of losses due to various uncertainties and variability related to the factors used, and therefore a reasonable range around the estimate of losses is derived and used to ascertain whether the allowance is too high or too low. If different assumptions or conditions were to prevail and it is determined that the allowance is not adequate to absorb the new estimate of probable losses, an additional provision for loan losses would be made, which amount may be material to the consolidated financial statements.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over estimated useful lives. Maintenance and repairs are charged to current operations while improvements are capitalized. Disposition gains and losses are reflected in current operations. Purchased software costs are included in other assets and expensed over periods ranging from 3-5 years.

Intangible Assets

Capital issue costs relating to the junior subordinated debt securities are stated at cost less accumulated amortization. Amortization is computed on the straight-line method over the life of the securities which is 30 years.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and gains and losses on disposals are included in net expenses from foreclosed assets. Foreclosed assets at December 31, 2012 and 2011 were $16,639 and $16,724 respectively. We have established a general allowance related to OREO properties as properties may be sold for amounts that are less than current appraised values reduced by the estimated selling costs.

Income Taxes

Under the asset and liability method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates to the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Under ASC 740, the effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the Company's tax circumstance and filings under the most current and relevant accounting rules and believes the Company has incurred no liability for uncertain beneficial tax positions (or any related penalties and interest) for the periods open to normal jurisdictional examinations (2009 through 2011).

Earnings (Loss) Per Common Share

Earnings (loss) per common share are calculated based on the weighted average outstanding shares during the year. Earnings (loss) per common share assuming dilution are calculated based on the weighted average outstanding shares during the year plus common stock equivalents at year end.

Stock Compensation Plans

The Company accounts for stock compensation plans under the guidance of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their grant-date fair values. No options were granted during 2012 or 2011.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate and deferred tax assets, and the fair value of investment securities.

Business Segments

The Company reports its activities as a single business segment. In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Recent Accounting Pronouncements

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments were effective for the Company on January 1, 2012 and had no effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning January 1, 2012 and had no effect on the financial statements.

Update No. 2013-02 -- Comprehensive Income (Topic 220):  The update was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Formal Written Agreement	12 Months Ended
Dec. 31, 2012
Formal Written Agreement [Abstract]
Formal Written Agreement
Note 2. Formal Written Agreement

On October 13, 2010, the Company and Bank entered into a written agreement ("Written Agreement") with the Federal Reserve Bank of Richmond (the "Reserve Bank"). Under the terms of the Written Agreement, the Bank has agreed to develop and submit to the Reserve Bank for approval within the time periods specified therein written plans or programs to:

·	strengthen board oversight of the management and operations of the Bank;
·	strengthen credit risk management and administration;
·	provide for the effective grading of the Bank's loan portfolio;
·	summarize the findings of its review of the adequacy of the staffing of its loan review function;
·
improve the Bank's position with respect to loans, relationships, or other assets in excess of $500,000 that currently are or in the future become past due more than 90 days, on the Bank's problem loan list, or adversely classified in any report of examination of the Bank;

·	review and revise the Bank's methodology for determining the allowance for loan and lease losses ("ALLL") and maintain an adequate ALLL;
·	maintain sufficient capital at the Company and the Bank;
·	establish a revised written contingency funding plan;
·	establish a revised written strategic and capital plan;
·	establish a revised investment policy;
·	improve the Bank's earnings and overall condition;
·	revise the Bank's information technology program;
·	establish a disaster recovery and business continuity program; and,
·	establish a committee to monitor compliance with all aspects of the written agreement.

Further, both the Company and the Bank have agreed to refrain from declaring or paying dividends without prior regulatory approval. The Company has agreed that it will not take any other form of payment representing a reduction in Bank's capital or make any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities without prior regulatory approval. The Company also has agreed not to incur, increase or guarantee any debt or not to purchase or redeem any shares of its stock without prior regulatory approval.

Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2012
Investment Securities Available-For-Sale [Abstract]
Investment Securities Available-For-Sale
Note 3. Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$-	$-	$-	$-
State and political subdivisions	11,708	302	25	11,985
Mortgage backed securities	27,120	531	9	27,642
Pooled Trust Preferred	3,879	-	3,585	294
Single Issue Trust Preferred	908	-	22	886
SBA Pools	16,119	34	62	16,091
SLMA	500	2	-	502
	$60,234	$869	$3,703	$57,400

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$6,029	$3	$-	$6,032
State and political subdivisions	18,030	275	137	18,168
Mortgage backed securities	30,002	632	5	30,629
Pooled Trust Preferred	4,067	-	3,917	150
Single Issue Trust Preferred	1,923	-	108	1,815
SBA Pools	6,821	219	44	6,996
SLMA	500	-	38	462
	$67,372	$1,129	$4,249	$64,252

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2012
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$1,352	$25	$-	$-	$1,352	$25
Mortgage-backed securities	496	9	-	-	496	9
Pooled Trust Preferred Securities	-	-	294	3,585	294	3,585
Single Issue Trust Preferred	-	-	886	22	886	22
SBA Pools	9,073	59	1,707	3	10,780	62
SLMA	-	-	-	-	-	-

Total	$10,921	$93	$2,887	$3,610	$13,808	$3,703

The total number of investment securities in a loss position at December 31, 2012 was 27.
	December 31, 2011
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$705	$45	$4,367	$92	$5,072	$137
Mortgage-backed securities	4,554	5	-	-	4,554	5
Pooled Trust Preferred Securities	-	-	150	3,917	150	3,917
Single Issue Trust Preferred	505	7	809	101	1,314	108
SBA Pools	-	-	2,007	44	2,007	44
SLMA	-	-	462	38	462	38

Total	$5,764	$57	$7,795	$4,192	$13,559	$4,249

The total number of investment securities in a loss position at December 31, 2011 was 28.

The segment of the investment portfolio that contains the largest unrealized loss is the Company's pooled trust preferred securities (TRUP CDOs) which represent trust preferred securities issued primarily by banks and a limited number of insurance companies and real estate investment trusts. As of December 31, 2012, the TRUP CDO's book value totaled $3.88 million.

The Company reviews its investment portfolio on a quarterly basis for indications of other-than-temporary impairment ("OTTI").
For other than temporary impairment analysis, the Company utilizes the current accounting guidance for OTTI that is intended to measure the change in projected cash flows for securitized assets. Specifically, the Company measures how the current projected cash flows differ from the most recent projection (e.g. as of the last quarter). A decrease in the present value of projected cash flows is considered an "adverse change" and may trigger a charge for other-than-temporary impairment. The Company formally analyzes the credit characteristics of the underlying collateral on each individual security as a basis for credit deferral / default assumptions. This methodology is documented and reviewed with the audit committee quarterly for determining impairment each quarter. Additionally, the Company utilizes certain data contained in the baseline deferral / default assumptions that were developed by the FDIC (from default data during the 1988-1992 periods). The Company's credit evaluation of each of the entities comprising the underlying collateral considers all available information and evidence and the initial credit evaluation focuses on asset quality (using the Texas Ratio and Modified Texas Ratio), capitalization (using Leverage, Tier 1 and Total Risk Based Capital), third party ratings of financial strength, the ratio of reserve for loan losses to loans and current earnings performance. For those underlying issuers that are determined to be potentially impaired based on the initial review, the Company performs a more detailed quarterly trend analysis. This analysis focuses on trends related to non-performing assets, reserve for loan losses, capitalization and earnings performance. The results of the internal assessment are factored into an analysis stressing the projections of cash flow.

At December 31, 2012, the following assumptions were used in the Company's cash flow projections:
• Deferral / default ranges for 2012 – 1.00% to 2.00%.
• Deferral / default rate for 2013 – 1.00%
• Deferral / default ranges for years thereafter – 0.25% to 0.36%.
• Prepayments - 1% annually, 100% at maturity
·	The discount rate is calculated using the original discount margin as of the purchase date based on the purchase price added to the appropriate forward 3-month LIBOR rate.
• 15% recovery with 2 year lag extended to 5 years if has been in deferral for 2 years
• 0% recovery on existing defaults
• Cash flows are discounted at the effective interest rate.
Underlying banks can prepay their trust preferred securities on a quarterly call date after a five year period from the original date of issue. The Company uses a constant prepayment assumption of 1% annually and 100% at maturity. The extent of future prepayments is difficult to project. The projections also include for existing deferrals a 15% recovery after a two-year lag (if an issuer has been in deferral for two years, the assumed recovery is extended to the end of the 5-year deferral period, or an additional 3 years).

Deferral and default announcements that are received after the balance sheet date but before the filing date are incorporated into the OTTI calculation for the period end report. Typically deferral announcements are received on or around each payment date which is the last week of each quarter.

During 2012, credit-related OTTI charges on the TRUP CDOs in the amount of $167 thousand were incurred. For the 12 months ended December 31, 2011, credit-related OTTI charges on the TRUP CDOs in the amount of $269 thousand were incurred.

Below is a table of the Company's remaining pooled trust preferred balances as of December 31, 2012 (in thousands):

Description	Type	Class	Original Amount $	Book Value 12/31/12 $	Fair Value 12/31/12 $	Unrealized Gain/(Loss) $	Lowest Credit Rating	Percentage of Banks Currently Deferring or Defaulting	Number of Issuers Currently Performing	Excess/ (Negative) Subordination Percentage(1)

Pretsel 4-B	Pooled	Mezz B	700	85	57	(28)	Ca	27.10%	4	19.87%
Prestel 11-B	Pooled	Mezz B	500	392	60	(332)	Ca	32.30%	41	(30.43)%
Prestel 12-B	Pooled	Mezz B	750	381	91	(290)	Ca	35.30%	46	(37.18)%
Prestel 13-B	Pooled	Mezz B	500	326	10	(316)	Ca	38.10%	40	(45.15)%
Prestel 15-B	Pooled	Mezz B	500	263	10	(253)	Ca	33.40%	50	(42.51)%
Prestel 18-C	Pooled	Mezz C	500	209	1	(208)	Ca	30.30%	52	(23.24)%
Prestel 19-C	Pooled	Mezz C	500	255	1	(254)	Ca	26.10%	47	(28.54)%
Prestel 20-C	Pooled	Mezz C	500	11	1	(10)	Ca	33.60%	42	(29.69)%
Prestel 21-C	Pooled	Mezz C	500	294	10	(284)	Ca	29.40%	48	(21.25)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	283	4	(279)	Ca	28.70%	61	(17.67)%
Prestel 23-C	Pooled	Mezz C	500	442	23	(419)	C	26.30%	92	(10.09)%
Tropc CDO III	Pooled	Subordinate	1,000	306	18	(288)	C	41.76%	30	(33.17)%

(1) Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

The Company also assesses other securities for OTTI quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2012 and 2011, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a carrying value of $41,994 and $45,258 at December 31, 2012 and 2011 respectively, and a market value of $42,718 and $46,011 at December 31, 2012 and 2011, respectively, were pledged as collateral on public deposits, FHLB advances and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$-	$-
Due after one year through five years	500	502
Due after five years through ten years	4,814	4,841
Due after ten years	27,800	24,415
	33,114	29,758

Mortgage-backed securities	27,120	27,642
	$60,234	$57,400

For the years ended December 31, 2012 and 2011, proceeds from sale of securities were $11,557 and $12,880, respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2012	2011

Realized gains	$663	$251
Realized losses	-	-
Net gains (losses)	$663	$251

Other Investments	12 Months Ended
Dec. 31, 2012
Other Investments [Abstract]
Other Investments
Note 4. Other Investments

Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Pacific Coast Bankers' Bank and Community Bankers' Bank stock with a carrying value of $4,680 and $5,058 at December 31, 2012 and 2011, respectively are stated at cost and included as " Other Investments" on the Company's Balance Sheets. These investments are considered to be restricted as the Company is required by these entities to hold these investments, and the only market for this stock is the issuing agency. Also included in "Other Investments" is a Certificate of Deposit purchased from an FDIC - insured institution. The balance of this CD was $250 at December 31, 2012 and 2011, respectively.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 5. Loans and Allowance for Loan Losses
The composition of net loans is as follows:

	2012	2011
Real Estate Secured:
Residential 1-4 family	$167,777	$169,027
Multifamily	17,348	15,375
Construction and Land Loans	19,161	23,295
Commercial, Owner Occupied	64,504	71,367
Commercial, Non-owner occupied	35,536	36,489
Second mortgages	9,298	12,247
Equity lines of credit	8,287	9,126
Farmland	11,180	12,207
	333,091	349,133

Secured (other) and unsecured
Personal	22,358	23,824
Commercial	31,927	32,407
Agricultural	3,372	2,784
	57,657	59,015

Overdrafts	297	207

	391,045	408,355
Less:
Allowance for loan losses	7,449	9,024
Net deferred fees	547	551
	7,996	9,575

Loans, net	$383,049	$398,780

The following table is an analysis of past due loans as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,894	$956	$4,029	$9,879	$157,898	$167,777	$-
Equity lines of credit	-	-	-	-	8,287	8,287	-
Multifamily	-	-	-	-	17,348	17,348	-
Farmland	133	28	129	290	10,890	11,180	-
Construction, Land Development, Other Land Loans	209	78	1,953	2,240	16,921	19,161	-
Commercial Real Estate- Owner Occupied	221	21	2,888	3,130	61,374	64,504	-
Commercial Real Estate- Non Owner Occupied	239	2,115	290	2,644	32,892	35,536	-
Second Mortgages	374	9	495	878	8,420	9,298	-
Non Real Estate Secured
Personal	307	155	56	518	22,137	22,655	6
Commercial	402	205	526	1,133	30,794	31,927	-
Agricultural	3	-	-	3	3,369	3,372	-

Total	$6,782	$3,567	$10,366	$20,715	$370,330	$391,045	$6

Loans are considered delinquent when payments have not been made according to the terms of the contract. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

The following is a summary of non-accrual loans at December 31, 2012:

Amount
Real Estate Secured
Residential 1-4 Family	$4,213
Multifamily	-
Construction and Land Loans	1,953
Commercial-Owner Occupied	2,888
Commercial- Non Owner Occupied	290
Second Mortgages	495
Equity Lines of Credit	-
Farmland	129
Secured (other) and Unsecured
Personal	50
Commercial	526
Agricultural	-

Total	$10,544

The following table is an analysis of past due loans as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,471	$1,071	$4,236	$8,778	$160,249	$169,027	$171
Equity lines of credit	-	205	-	205	8,921	9,126	-
Multifamily	97	-	646	743	14,632	15,375	-
Farmland	-	134	-	134	12,073	12,207	-
Constuction, Land Development, Other Land Loans	271	59	1,846	2,176	21,119	23,295	-
Commercial Real Estate- Owner Occupied	1,199	476	6,989	8,664	62,703	71,367	920
Commercial Real Estate- Non Owner Occupied	-	1,446	863	2,309	34,180	36,489	292
Second Mortgages	243	10	518	771	11,476	12,247	26
Non Real Estate Secured
Personal	244	113	134	491	23,540	24,031	41
Commercial	224	25	630	879	31,528	32,407	-
Agricultural	17	7	2	26	2,758	2,784	-

Total	$5,766	$3,546	$15,864	$25,176	$383,179	$408,355	$1,450

The December 31, 2011 total below includes approximately $4.9 million of loans that were current and paying under the terms of their existing loan agreement but included in non-accrual per regulatory guidance.

The following is a summary of non-accrual loans at December 31, 2011:

Amount
Real Estate Secured
Residential 1-4 Family	$4,065
Multifamily	646
Construction and Land Loans	1,846
Commercial-Owner Occupied	6,069
Commercial- Non Owner Occupied	4,871
Second Mortgages	492
Equity Lines of Credit	-
Farmland	630
Secured (other) and Unsecured
Personal	94
Commercial	630
Agricultural	2

Total	$19,345

The following tables represent a summary of credit quality indicators of the Bank's loan portfolio at December 31, 2012 and December 31, 2011. The grades are assigned and or modified by the Company's credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2012
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	34,201	994	1,001	3,768	5,016	1,168
Satisfactory	81,500	12,328	3,589	5,765	25,485	14,539
Acceptable	35,202	2,731	6,078	6,059	19,683	11,048
Special Mention	4,481	890	9	1,698	5,686	2,353
Substandard	12,393	405	503	1,871	8,634	6,428
Doubtful	-	-	-	-	-	-

Total	$167,777	$17,348	$11,180	$19,161	$64,504	$35,536

Credit Risk Profile by Internally Assigned Grade –December 31, 2011
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	37,509	1,220	1,104	4,108	6,119	1,604
Satisfactory	79,225	9,790	3,419	6,026	23,168	14,756
Acceptable	33,427	1,481	3,944	5,940	25,652	9,270
Special Mention	3,739	1,318	1,767	2,195	4,073	1,518
Substandard	15,127	1,566	1,973	5,026	12,355	9,341
Doubtful	-	-	-	-	-	-

Total	$169,027	$15,375	$12,207	$23,295	$71,367	$36,489

(1) Quality--This grade is reserved for the Bank's top quality loans. These loans have excellent sources of repayment, with no significant identifiable risk of collection. Generally, loans assigned this rating will demonstrate the following characteristics:

·	Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

·	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

·	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements above apply plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are either stable or improving.

Satisfactory-This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this rating will demonstrate the following characteristics:

·
General conformity to the Bank's policy requirements, product guidelines and underwriting standards. Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

·	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

·	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements outlined above will apply, plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are stable with any declines considered minor and temporary.

 Acceptable-This grade is given to loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss. Loans assigned this rating may demonstrate some or all of the following characteristics:

·
Additional exceptions to the Bank's policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank. Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

·
Unproved, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time. Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historical) performance.

·	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.

For existing loans, payments have generally been made as agreed with only minor and isolated delinquencies.

Special Mention -This grade is given to Watch List loans that include the following characteristics:

·	Loans with underwriting guideline tolerances and/or exceptions with no identifiable mitigating factors.

·
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

·
Loans where adverse economic conditions that develop subsequent to the loan origination do not jeopardize liquidation of the debt, but do substantially increase the level of risk may also warrant this rating.

Substandard-Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

The weaknesses may include, but are not limited to:

·	High debt to worth ratios and or declining or negative earnings trends

·	Declining or inadequate liquidity

·	Improper loan structure or questionable repayment sources

·	Lack of well-defined secondary repayment source, and

·	Unfavorable competitive comparisons.

Such loans are no longer considered to be adequately protected due to the borrower's declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. A possibility of loss of a portion of the loan balance cannot be ruled out. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

Doubtful -Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists.

However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

·	Injection of capital

·	Alternative financing

·	Liquidation of assets or the pledging of additional collateral.

Credit Risk Profile based on payment activity – December 31, 2012

	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$22,599	$17,090	$31,401	$3,372
Nonperforming (>90 days past due)	56	495	526	-

Total	$22,655	$17,585	$31,927	$3,372

Credit Risk Profile based on payment activity - December 31, 2011

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$23,897	$20,855	$31,777	$2,782
Nonperforming (>90 days past due)	134	518	630	2

Total	$24,031	$21,373	$32,407	$2,784

The following tables reflect the Bank's impaired loans at December 31, 2012 and December 31, 2011:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$6,559	$6,559	$-	$7,797	$237
Equity lines of credit	-	-	-	-	-
Multifamily	-	-	-	460	-
Farmland	299	299	-	291	15
Construction, Land Development, Other Land Loans	1,660	1,730	-	2,074	40
Commercial Real Estate- Owner Occupied	5,010	5,010	-	7,083	138
Commercial Real Estate- Non Owner Occupied	3,432	3,432	-	4,146	136
Second Mortgages	321	321	-	456	14
Non Real Estate Secured
Personal	9	9	-	20	1
Commercial	68	68	-	1,257	5
Agricultural	20	20	-	10	1

Total	$17,378	$17,448	$-	$23,594	$587

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$4,486	$4,486	$491	$4,146	$165
Equity lines of credit	-	-	-	-	-
Multifamily	405	405	5	526	17
Farmland	203	203	2	255	13
Construction, Land Development, Other Land Loans	-	-	-	1,269	-
Commercial Real Estate- Owner Occupied	2,698	2,698	369	2,342	15
Commercial Real Estate- Non Owner Occupied	2,995	2,995	494	3,739	88
Second Mortgages	-	-	-	54	-
Non Real Estate Secured
Personal	22	22	1	48	2
Commercial	658	658	585	757	15
Agricultural	716	735	232	358	68

Total	$12,183	$12,202	$2,179	$13,494	$383

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$9,034	$9,342	$-	$8,243	$285
Equity lines of credit	-	-	-	-	-
Multifamily	920	920	-	480	63
Farmland	283	283	-	529	16
Construction, Land Development, Other Land Loans	2,487	2,487	-	3,170	108
Commercial Real Estate- Owner Occupied	9,155	9,155	-	7,327	187
Commercial Real Estate- Non Owner Occupied	4,859	4,859	-	4,183	143
Second Mortgages	591	591	-	646	6
Non Real Estate Secured
Personal	30	30	-	26	3
Commercial	2,446	3,115	-	1,856	64
Agricultural	-	-	-	-	-

Total	$29,805	$30,782	$-	$26,460	$875

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,806	$3,840	$571	$4,161	$132
Equity lines of credit	-	-	-	-	-
Multifamily	646	866	201	1,139	11
Farmland	307	307	38	309	11
Construction, Land Development, Other Land Loans	2,538	2,538	606	4,787	80
Commercial Real Estate- Owner Occupied	1,986	2,086	323	3,132	11
Commercial Real Estate- Non Owner Occupied	4,482	4,482	343	4,758	54
Second Mortgages	108	108	10	138	4
Non Real Estate Secured
Personal	74	74	41	62	4
Commercial	856	856	675	1,494	22
Agricultural	-	-	-	14	-

Total	$14,803	$15,157	$2,808	$19,994	$329

A loan is considered impaired and an allowance for loan losses is established on loans for which it is probable that the full collection of principal and interest is in doubt. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value based on recent appraisal and /or tax assessment value, liquidation value and/or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012 and 2011, all of the total impaired loans were evaluated based on the fair value of the collateral. On a quarterly basis, the ALLL methodology begins with the determination of individually impaired loans. All loans that are rated "7" (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated "6" (Substandard) or are expected to be downgraded to "6", require additional analysis to determine whether they may be impaired. All loans that are rated "5" (Special Mention) are presumed not to be impaired. However, "5" rated loans with the following characteristics warrant further analysis before completing an assessment of impairment:

•	A loan is 60 days or more delinquent on scheduled principal or interest;
•	A loan is presently in an unapproved over advanced position;
•	A loan is newly modified; or
•	A loan is expected to be modified.

The Company's credit administration personnel and senior financial officers are responsible for tracking, coding, and monitoring loans that become Troubled Debt Restructurings. Concessions are made to existing borrowers in the form of modified interest rates and / or payment terms. The loans are segregated for regulatory and external reporting. Each specific TDR is reviewed to determine if the accrual of interest should be discontinued and also reviewed for impairment. The Company's senior credit administration officer performs this analysis on a quarterly basis in addition to determining any other loans that are impaired within the loan portfolio. The Company had a total of $21.61 million and $16.03 million of loans categorized as troubled debt restructurings as of December 31, 2012 and 2011, respectively. Interest is accrued on TDRs if the loan is otherwise not impaired and the full collection of principal and interest under the modified terms is still deemed probable.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.
The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2012.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	1	729	729
Equity lines of credit
Multifamily
Farmland	1	137	137
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	83	83
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	949	949

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	12	1,732	1,724
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	4,557	4,501
Commercial Real Estate- Non Owner Occupied	5	9,470	9,383
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	19	15,759	15,608

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	411	407
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	732	725
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer	1	28	28
Business Commercial
Agricultural	1	129	129

Total	4	1,300	1,289

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	26	18,008	17,846

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Interest Only)	1	729	729
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Interest Only)	1	84	84
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	813	813

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.
Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland	1	152	152
Construction, Land Development, Other Land Loans	1	1,364	834
Commercial Real Estate- Owner Occupied	4	1,418	1,418
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	992	992
Agricultural	1	129	129

Total	8	4,055	3,525

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	14	1,412	1,410
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	574	574
Commercial Real Estate- Non Owner Occupied	2	4,764	4,753
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	436	432
Agricultural

Total	18	7,186	7,169

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	4	1,860	1,851
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	317	317
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	2	510	510
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	2	670	651

Total	9	3,357	3,329

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	35	14,598	14,023

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Loan Term Extension)	1	385	383
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)	1	1,364	834
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Loan Term Extension)	1	426	426
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	2,175	1,643

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2012 and December 31, 2011.

Twelve months ended December 31, 2012	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Provision for Credit Losses	47	49	(858)	511	856	(123)	(16)	(237)	101	356	272	958
Charge-offs	584	246	518	686	183	90	23	4	453	594	-	3,381
Recoveries	(161)	-	(453)	(5)	(2)	(3)	-	(2)	(74)	(148)	-	(848)
Net Charge-offs	423	246	65	681	181	87	23	2	379	446	-	2,533
Ending Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Ending Balance: Individually evaluated for impairment	491	5	-	369	494	-	-	2	1	817	-	2,179
Ending Balance: Collectively Evaluated for Impairment	751	275	823	670	581	161	30	95	485	713	686	5,270
Loans:
Ending Balance: Individually Evaluated for Impairment	11,045	405	1,660	7,708	6,427	321	-	502	328	1,462	-	29,858
Ending Balance: Collectively Evaluated for Impairment	156,732	16,943	17,501	56,796	29,109	8,977	8,287	10,678	22,327	33,837	-	361,187
Ending Balance: December 31, 2012	$167,777	$17,348	$19,161	$64,504	$35,536	$9,298	$8,287	$11,180	$22,655	$35,299	-	$391,045

Twelve months ended December 31, 2011	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Provision for Credit Losses	1,049	494	1,395	1,222	(677)	389	11	359	764	450	(808)	4,648
Charge-offs	971	246	1,857	517	276	351	25	272	585	1,032	-	6,132
Recoveries	(19)	-	(53)	-	-	(10)	-	(20)	(69)	(17)	-	(188)
Net Charge-offs	952	246	1,804	517	276	341	25	252	516	1,015	-	5,944
Ending Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Ending Balance: Individually evaluated for impairment	571	201	606	323	343	10	-	38	41	675	-	2808
Ending Balance: Collectively Evaluated for Impairment	1,047	276	1,140	886	57	361	69	298	723	945	414	6216
Loans:
Ending Balance: Individually Evaluated for Impairment	15,553	1,566	6,542	12,355	9,341	726	-	1,309	625	2,986	-	51,003
Ending Balance: Collectively Evaluated for Impairment	153,474	13,809	16,753	59,012	27,148	11,521	9,126	10,898	23,406	32,205	-	357,352
Ending Balance: December 31, 2011	$169,027	$15,375	$23,295	$71,367	$36,489	$12,247	$9,126	$12,207	$24,031	$35,191	-	$408,355

Overview of Loan Review and ALLL Processes

The loan review function performs various tasks that are utilized to discover weaknesses within the loan portfolio. These include annual reviews on loan relationships that are greater than $500,000. The relationship review includes a discussion on the collateral, repayment history, guarantor(s) financial position, and debt service coverage on an individual and global level. These reviews are based primarily upon federal tax returns for cash flow determination, internally prepared interim statements and personal financial statements. Debt service coverage (DSC) is calculated on each individual customer, or guarantor, as well as the aggregate or global DSC. The DSC is discounted to determine a "stressed" DSC. Collateral evaluation includes an inspection of the collateral file to determine if the Bank is indeed properly securitized. Collateral is discounted, when appropriate, to determine a "stressed" LTV. In addition to annual loan relationship reviews, quarterly reviews are completed on all loans that are graded Substandard, Doubtful and Loss and are on the watch list, which includes all loan relationships that are greater than $100,000. This quarterly review process is comprised of a shortened version of the full relationship review. These quarterly reviews include a discussion on personal credit management, DSC and LTV. In addition to these quarterly reviews of all non-pass watch list relationships, a semi-annual review is conducted on all Special Mention loan relationships that are on the watch list. These reviews are prepared in the same manner as the quarterly non-pass relationship reviews. The appropriateness of the risk rating of each relationship is assessed, with changes to the risk rating being made by the Senior Credit Review Officer, when deemed appropriate. Other measures taken to determine potential problem relationships include the monthly preparation of the watch list. During that process, past due loan reports are reviewed, as well as any other information that might be presented by loan officers, regarding a particular loan relationship that is exhibiting stress. To be considered as a watch list relationship, distinct characteristics must be exhibited. These include, but are not limited to late payments greater than 60 days, a low DSC calculation, bankruptcy filings, casualty losses, or other issues that would cause a perceived increase in the risk of loss to the Bank. The final segment of the loan review process involves special reviews. These reviews target specific segments of the loan portfolio, i.e. credit cards, equity lines, consumer loans, construction loans, and other specific segments of the loan portfolio that management wishes to have reviewed. However, currently, the primary emphasis of the loan review function is loan relationship review work, and watch list management.

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the construction loan portfolio; (iv) the consumer loan portfolio; and, (v) the residential loan portfolio. The commercial real estate ("CRE") loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. The construction loan segment is further disaggregated into two classes. One-to-four family residential construction loans are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing.

The following describes the Company's basic methodology for computing its ALLL for the twelve months ending December 31, 2012 and 2011.

On a quarterly basis, the ALLL methodology begins with the identification of loans subject to ASC 310. All loans that are rated "7" (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated "6" (Substandard) or are expected to be downgraded to "6", require additional analysis to determine whether they may be impaired under ASC 310. All loans that are rated "5" (Special Mention) are presumed not to be impaired. However, "5" rated loans, together with any Troubled Debt Restructured (TDR) loan, may warrant further analysis before completing an assessment of impairment.

For ASC 310 loans that are individually evaluated and found to be impaired (primarily those designated as Substandard and Doubtful), the associated ALLL will be based upon one of the three impairment measurement methods specified within ASC 310:

(1)	Present value of expected future cash flows discounted at the loan's effective interest rate;
(2)	Loan's observable market price; or
(3)	Fair value of the collateral.

To determine the amount of loan loss exposure for the impaired ASC 310 loans, the value of collateral for secured loans is evaluated to determine the current value and potential exposure. The collateral value is adjusted for its age and condition, and, for real estate, adjusted for condition, location, and age of the most current appraisal. If the adjusted value of the collateral is less than the current principal balance, the difference is designated as direct exposure for loan loss calculations. The total balance of unsecured loans is considered as direct exposure.

ASC 450 Loan Loss:

For all other loans, including individual loans determined not to be impaired under ASC 310, the associated ALLL is calculated in accordance with ASC 450 that provides for estimated credit losses likely to be realized on groups of loans with similar risk characteristics. The Bank uses standard call report categories to segregate loans into groups with similar risk characteristics. Estimated credit losses reflect significant factors that affect the collectability of the portfolio as of the evaluation date. Key factors that influence risk within the Bank's loan portfolio are divided into three major categories:

(1)
Historical Loss Factor: To calculate the anticipated loan loss in each call report category for ASC 450 loans, the Bank begins with the net loss in each category for each of the last twelve quarters. The Bank uses a rolling twelve quarter weighted historical loss average where the most recent quarters are weighted heavier than the earlier quarters. The total of weighted factors for each call report category is applied to the current outstanding loan balance in this category to calculate expected loss based on historical data for a group of loans with similar risk characteristics.

(2)
External economic factors: Economic conditions have a significant impact on the Bank's loan portfolio because deteriorating conditions can adversely impact both collateral values and the customer's ability to service debt. Management has selected the following external factors as indicators of economic conditions:

a.	National GDP Growth Rate
b.	Local Unemployment Rates
c.	The Prime Rate

The values for external factors are updated on a quarterly basis based on current economic data.

(3)	Internal process factors: Internal factors that influence loss rates as a result of risk management and control practices include the following:

a.	Past-Due Loans.
b.	Non-Accrual Loans
c.	CRE Concentrations
d.	Loan Volume Level
e.	Level and Trend of Classified Loans

The values for internal factors are updated on a quarterly basis based on current portfolio metrics.

Once the quarterly ALLL is computed, the calculations are reviewed by the Company's credit administration committee which is comprised of the CEO, CFO, and Senior Lending Officers, including Credit Review personnel. The Company's controller also performs a detailed review of the computations, estimates, etc. included in the ALLL calculation. The ALLL is then reviewed and approved by the Board of Directors.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
Note 6. Premises and Equipment

Premises and equipment are comprised of the following:

	2012	2011

Land	$10,004	$10,004
Bank Premises	14,061	14,061
Equipment	12,623	12,299
	36,688	36,364
Less: accumulated depreciation	15,512	14,570
	21,176	21,794
Construction in Progress	-	89

	$21,176	$21,883

Depreciation expense was $959 and $1,083 for 2012 and 2011, respectively.

Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2012
Bank Owned Life Insurance [Abstract]
Bank Owned Life Insurance
Note 7. Bank Owned Life Insurance

The Company maintains insurance on the lives of certain key directors and officers. As beneficiary, the Company receives the cash surrender value if the policy is terminated, and upon death of the insured, receives all benefits payable. The current value of the policies at December 31, 2012 and 2011 was $13,689 and $13,230, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 8. Income Taxes

The components of the net deferred tax asset, included in other assets, are as follows:

	2012	2011

Deferred tax assets:
Allowance for loan loss	$2,532	$3,068
Previous Years AMT	802	802
Other Real Estate Owned Valuation Reserve	1,119	-
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	4,616	5,679
Other than temporary impairment charge on AFS securities	2,489	2,432
Net unrealized loss on securities available-for-sale	964	1,061
	12,573	13,093

Deferred tax liability:
Depreciation	(275)	(308)
	(275)	(308)
Deferred Tax Asset Valuation Allowance	(4,000)	(4,170)

Net deferred tax assets:	$8,298	$8,615

The components of income tax expense related to continuing operations are as follows:

	2012	2011

Federal:
Current	$114	$(2,150)
Deferred	106	4,512

Total	$220	$2,362

The Company's income tax expense differs from the expected tax expense at the statutory federal rate of 34% as follows:

	2012	2011

Statutory rate applied to earnings (losses) before income taxes	$763	$(1,413)
Tax exempt interest	(230)	(272)
Deferred Tax Valuation allowance	(170)	4,170
Other, net	(143)	(123)

Total	$220	$2,362

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2011, in consideration of uncertainties regarding the timing of improvements in current economic conditions and management's estimate of future tax liabilities, management provided an allowance of $4.17 million. As of December 31, 2012, management maintained an allowance of $4.0 million to reflect its estimate of net realizable value at that date.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Note 9. Deposits
The composition of deposits is as follows:

	2012	2011

Non-interest bearing demand	$105,960	$98,950
Interest bearing demand	98,391	93,527
Savings deposits	75,345	66,207
Time deposits, in amounts of $100,000 or more	63,443	84,064
Other time deposits	142,201	172,613

Total deposits	$485,340	$515,361

The scheduled maturities of time deposits at December 31, 2012 are as follows:

2013	$111,918
2014	35,101
2015	18,787
2016	3,788
2017	13,067
Thereafter	22,983

$205,644

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note 10. Short-Term Borrowings

Short-term borrowings totaling $20.17 million at December 31, 2012 as shown on the balance sheet consist primarily of two Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank. The advances are also secured by a specific group of available for sale securities held in safekeeping by the FHLB. The Federal Home Loan Bank has the option to convert these advances which total $20 million to a three month LIBOR-based floating rate advance. These two notes carry interest rates that range from 3.84% to 4.34% at December 31, 2012. The average rate paid on these two borrowings is 3.97%. Also included in other short-term borrowings are the contractual principal payments due over the next 12 months on a seller financed mortgage secured by Bank property and an FHLB advance granted through the FHLB's Affordable Housing Program. The contractual payments due on the seller financed mortgage total $16 over the next 8 months and carry a rate of 3.2%. The contractual payments due on the FHLB Affordable Housing program loan total $50 and have a zero interest rate. Short-term borrowings also include the contractual principal payments due totaling $103 over the next 12 months on funds drawn on a Term Loan issued to the Company by one of its Correspondent Banks. The rate on this loan is 6.75%. This loan is secured by the Stock of the subsidiary Bank. During the second quarter of 2011, the Company requested and the correspondent bank agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company deposited the 35 monthly payments up to the balloon date into a reserve account held at the correspondent bank. The remaining balances on the seller financed mortgage, the FHLB Affordable Housing Program Loan and the loan from the Company's correspondent bank are included in long-term debt.

During the third quarter of 2012, the Bank restructured $47.50 million of its $67.91 million of Federal Home Loan Bank (FHLB) borrowings. This restructuring resulted in a decrease in the weighted average borrowing rate by approximately 100 basis points or approximately $480,000 in reduced interest expense annually. It also extended the average maturity dates on these borrowings by approximately 2.5 years. $37.5 million of these borrowings were previously shown as short term borrowings due to the FHLB's option to convert these advances to a floating rate on a quarterly basis. The advances were restructured to straight fixed rate advances with maturity dates now ranging from 2017 to 2019. The Company computed the present values of the future cash flows in order to determine if the modification resulted in a substantially different debt instrument. The changes in cash flows did not exceed the "substantially different" criteria, thus, the restructure was not treated as an extinguishment of debt. For the year ended 2011, the balance at the beginning of the year totaling $65.95 million represented the highest balance for short term borrowings and the average balance for short term borrowings during 2011 was $61.81 million.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt
Note 11. Long-Term Debt

At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2012	2011
Note payable FHLB dated 03/04/05 for $5 million with an annual interest rate of 4.165%, due 03/04/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	$5,000

Note payable FHLB dated 06/29/05 for $5 million with an annual interest rate of 3.760%, due 06/29/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	5,000

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB's Affordable Housing Program. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	352	402

Note payable resulting from seller-financing transaction for $250 with an annual interest rate of 3.2%. and a due date in 2013. The note requires monthly installments of principal and interest of $3. The loan is secured by a first deed of trust on real estate.	-	17

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. During the second quarter of 2011, the Company requested and CBB agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Company simultaneously paid off a Revolving Line of Credit. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company has deposited the monthly payments up to the balloon date into a reserve account held at CBB
	3,446	3,545

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	$12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.(2)	5,000	Included in Long Term Debt above and re-structured in 2012

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $7.5 million with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	7,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	Included in Long Term Debt above and re-structured in 2012

Total	$51,298	$13,964

Contractual principal maturities of long-term debt at December 31, 2012 are as follows:

2013	$-
2014	3,496
2015	51
2016	51
2017	7,552
Thereafter	40,148

$51,298

Capital Securities	12 Months Ended
Dec. 31, 2012
Capital Securities [Abstract]
Capital Securities
Note 12. Capital Securities

On January 21, 1998, Highlands Capital Trust I, issued $7,500 of 9.25% Capital Securities which will mature on January 15, 2028. The principal asset of the Trust is $7,500 of the Parent Company's junior subordinated debt securities with like maturities and like interest rates to the Capital Securities.

The Capital Securities, the assets of the Trust and the common securities issued by the Trust are redeemable in whole or in part on or after January 15, 2008, or at any time in whole but not in part from the date of issuance on the occurrence of certain events.

The Capital Securities may be included in Tier I capital for regulatory capital adequacy determination purposes up to 25% of Tier I capital after its inclusion. The portion of the Capital Securities not considered as Tier I capital may be included in Tier II capital. Distributions to the holders of the Capital Securities are included in interest expense.

On January 15, 2008 (the "Redemption Date"), after receiving regulatory approval, Highlands Bankshares, Inc. (the "Company") redeemed $3.862 million in principal amount of its Junior Subordinated Debt Securities due January 15, 2028 (the "Debt Securities"). All of the Debt Securities are held by Highlands Capital Trust I (the "Trust"), the Company's subsidiary. The redemption price paid for the Debt Securities was 104.625% of the principal amount of the Debt Securities redeemed, plus accrued and unpaid interest to but excluding the Redemption Date.

Subject to certain exceptions and limitations, the Company may elect from time to time to defer interest payments on the debt securities, which would result in a deferral of distribution payments on the related Capital Securities. Due to the economic environment, the Board determined that, effective April 15 2010, the Company would begin deferring interest payments on the debt securities held by Highlands Capital Trust I. As a result, distribution payments to holders of the Highlands Capital Trust I 9.25% Capital Securities are also being deferred.

Common Stock and Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2012
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Common Stock and Earnings (Loss) Per Common Share
Note 13. Common Stock and Earnings (Loss) Per Common Share

Earnings (loss) per common share is computed using the weighted average outstanding shares for the years ended December 31. Outstanding stock options (Note 16) have a dilutive effect on earnings per share, which is determined using the treasury stock method. For 2012 and 2011, the impact of conversions of outstanding stock options were anti-dilutive. The following is a reconciliation of the numerators and the denominators of the basic and diluted earnings per common share computation:

	2012	2011

Income (loss) available to common stockholders	$2,022	$(6,517)
Weighted average shares outstanding	5,011	5,011
Shares outstanding including assumed conversion	5,011	5,011
Basic earnings (loss) per share	$0.40	$(1.30)
Fully diluted earnings (loss) per share	$0.40	$(1.30)

Profit Sharing and Retirement Savings Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing and Retirement Savings Plan [Abstract]
Profit Sharing and Retirement Savings Plan
Note 14. Profit Sharing and Retirement Savings Plan
The Bank has a 401(K) savings plan available to substantially all employees meeting minimum eligibility requirements. The Bank makes a discretionary 1.5% profit sharing contribution to all employees exclusive of employee contributions and employer matching. Employees may elect to make voluntary contributions to the plan up to the maximum allowed by law. In addition to the 1.5% profit sharing contribution, the Bank matches 100% of the employee's initial 1% contribution and 50% of the next 5%. The cost of Bank contributions under the savings plan was $287 and $293 in 2012 and 2011 respectively.

Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan and Equity Compensation Plan [Abstract]
Stock Option Plan and Equity Compensation Plan
Note 15. Stock Option Plan and Equity Compensation Plan
The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options to its directors, officers and employees for up to 200,000 shares of common stock. The Company did not grant any equity compensation in 2012 or 2011.

A summary of the status of the Company's stock option plan is presented below:

	2012		2011

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$13.97	194,779	$13.72	234,929
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	13.00	(43.179)	12.50	(40,150)

Options outstanding and exercisable at December 31	$14.24	151,600	$13.97	194,779

Information pertaining to options outstanding at December 31, 2012 is as follows:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	151,600	1.57 years	$ 14.24

Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Activities [Abstract]
Off-Balance Sheet Activities
Note 16. Off-Balance Sheet Activities

The Bank is party to various financial instruments with off-balance sheet risk arising in the normal course of business to meet the financing needs of their customers. Those financial instruments include commitments to extend credit and commercial letters of credit of approximately $700 and $610, unfunded commitments under lines of credit of $38,605 and $40,882 and commitments to grant new loans of $2,210 and $1,756 for the years ended December 31, 2012 and 2011 respectively. These instruments contain various elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

The Bank's exposure to credit loss, in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations that they do for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Company, is based on management's credit evaluation of the customer.

Unfunded commitments under lines of credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. These lines of credit usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support public and private borrowing arrangements. Essentially all letters of credit issued have expiration dates within one year. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company holds collateral supporting those commitments if deemed necessary.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 17. Commitments and Contingencies

The Bank has made arrangements with and has available from corresponding banks certain lines of credit to fund any necessary cash requirements. The Bank has $67,902 of Federal Home Loan Bank advances outstanding against its corresponding line of credit as of December 31, 2012. A specific class of commercial and residential mortgage loans, with a balance of $163,672 at December 31, 2012 and a specific group of securities available for sale with a lendable collateral value of $7,800 at December 31, 2012 were pledged to the FHLB as collateral. At December 31, 2012, the Bank had approximately $31,000 of available credit at the FHLB and $6,000 of secured lines of available credit granted from one of its correspondent banks.

In 2010, a former borrower filed two complaints in the Circuit Court of Washington County, VA, claiming that the Bank improperly handled the repossession and disposition of collateral from a warehouse in June/July 2008. The borrower also claims that the Bank acted as its business advisor and breached fiduciary duties owed to it in this capacity. One complaint seeks $700,000 in damages for an alleged conversion based solely on the repossession/disposition of collateral. The second complaint seeks $7,850,000 in damages for an alleged breach of fiduciary duty, violation of UCC Article 9, actual fraud, unjust enrichment, and business conspiracy. In response, the Bank filed demurrers to both complaints, both of which were granted in part and denied in part with leave granted to amend. The Borrower chose not to amend either complaint, opting instead to consolidate her remaining claims into one action. The borrower's remaining claims against the Bank are for violation of UCC Article 9, fraud, unjust enrichment of personal property, and conversion of personal property. No trial date has been set. The Bank disputes the allegations and believes that they are without merit. The Bank intends to defend itself vigorously.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Note 18. Fair Value Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

Under ASC Topic 820 on Fair Value Measurements and Disclosures, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

·	Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
·
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

·
Level 3 - Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

A description of valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.
In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon third party models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Recurring --Investment Securities Available for Sale

Securities classified as available for sale are reported at fair value utilizing, Level 2 and Level 3 inputs. For Level 2 securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the bond's terms and conditions, among other things.

As of December 31, 2012 the Company owns approximately $3.88 million (book value) in collateralized debt obligation securities that are backed by trust preferred securities issued by banks, thrifts, and insurance companies (TRUP CDOs). The market for these securities is not active and markets for similar securities are also not active. The TRUP CDOs have been classified within Level 3 of the fair value hierarchy because the Company determined that significant adjustments are required to fair value at the measurement date. The cash flow projections for the pooled trust preferred securities utilize a discounted cash flow model that uses variables such as the estimate of future cash flows, creditworthiness of the underlying banks and determination of probability of default of the underlying collateral.

The following summarizes the Company's available for sale securities portfolio measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy.

2012
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$-	$-	$-
State and Political Subdivisions	$-	$11,985	$-	$11,985
Mortgage Backed Securities	$-	$27,642	$-	$27,642
TRUP CDO's	$-	$-	$294	$294
Single Issue Trust Preferred	$-	$886	$-	$886
SBA Pools	$-	$16,091	$-	$16,091
SLMA	$-	$502	$-	$502
Total AFS Securities	$-	$57,106	$294	$57,400

2011
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$6,032	$-	$6,032
State and Political Subdivisions	$-	$18,168	$-	$18,168
Mortgage Backed Securities	$-	$30,629	$-	$30,629
TRUP CDO's	$-	$-	$150	$150
Single Issue Trust Preferred	$-	$1,815	$-	$1,815
SBA Pools	$-	$6,996	$-	$6,996
SLMA	$-	$462	$-	$462
Total AFS Securities	$-	$64,102	$150	$64,252

Pursuant to ASC Topic 820, the following table shows a reconciliation of the beginning and ending balance at December 31, 2012 and 2011for Level 3 assets measured on a recurring basis using significant unobservable inputs.

Investment Securities Available for Sale	2012	2011

Beginning Balance, January 1	$150	$173
Total gains (losses) included in net income	(167)	(269)
Included in Other Comprehensive Income	311	246
Transfers in or out of Level 3	-	-
Ending Balance, December 31	$294	$150

Non Recurring - Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, recent appraisal value and /or tax assessed value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012, all of the total impaired loans were evaluated based on the fair value of the collateral. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

Non Recurring -Foreclosed Assets / Repossessions

Foreclosed assets and repossessions are adjusted to fair value upon transfer of the loans to foreclosed assets and repossessions. Subsequently, foreclosed assets and repossessions are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

The following table summarizes the Company's assets at fair value on a non - recurring basis as of December 31, 2012 and December 31, 2011 segregated by the level of the valuation inputs within the fair value hierarchy. The tables disclose the recorded investment of impaired loans requiring a specific allowance.

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 12,183	$ -	$ 12,183
Repossessions/OREO, net	$ -	$ 16,661	$ -	$ 16,661

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 14,803	$ -	$ 14,803
Repossessions/OREO	$ -	$ 16,852	$ -	$ 16,852

General

The Company has no liabilities carried at fair value or measured at fair value on a non-recurring basis.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

Cash and Cash Equivalents

The carrying amount reported in the balance sheets for cash, short-term investments and federal funds sold approximates fair value.

Securities Available for Sale

Fair values are determined in the manner as described above.

Other Investments

Other investments include Federal Home Loan Bank stock, Federal Reserve Bank stock, Community Bankers Bank stock, and Pacific Coast Bankers Bank. The carrying value of those securities approximates fair value based on the redemption provisions of those Banks. Also included in other investments are certificates of deposit purchased from other FDIC banks in which the carrying amount approximates fair value.

Loans

The fair value of loans represent estimates at which the loans of the Bank could be exchanged on the open market, based upon the current lending rate for similar types of lending arrangements discounted over the remaining life of the loans.

Deposits

The fair value of deposits represent estimates at which the deposit liabilities of the Bank could be exchanged on the open market, based upon the current deposit rates for similar types of deposit arrangements discounted over the remaining life of the deposits.

Other Short-Term Borrowings

Fair values of other short-term borrowings are estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements. Estimated maturity dates are also included in the calculation of fair value for these borrowings.

Long-term Debt and Capital Securities

Rates currently available to the Company for debt with similar terms and remaining maturities or established call prices are used to estimate fair value of existing debt.

Off-Balance Sheet Instruments

The amount of off-balance sheet commitments to extend credit, standby letters of credit, and financial guarantees, is considered equal to fair value. Because of the uncertainty involved in attempting to assess the likelihood and timing of commitments being drawn upon, coupled with the lack of an established market and the wide diversity of fee structures, the Company does not believe it is meaningful to provide an estimate of fair value that differs from the given value of the commitment.

The carrying amounts and fair values of the Company's financial instruments at December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$81,208	$81,208	$86,075	$86,075
Securities available for sale	57,400	57,400	64,252	64,252
Other investments	4,930	4,930	5,308	5,308
Loans, net	383,049	383,173	398,780	398,221
Deposits	(485,340)	(480,424)	(515,361)	(508,599)
Other short-term borrowings	(20,170)	(23,072)	(57,676)	(65,844)
Long-term debt	(51,298)	(57,145)	(13,964)	(14,951)
Capital Securities	(3,150)	(3,542)	(3,150)	(3,014)

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Note 19. Related Party Transactions

In the normal course of business, the Bank has made loans to its directors and officers and their affiliates. All loans and commitments made to such officers and directors and to companies in which they are officers or have significant ownership interest have been made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features. The activity in such loans is as follows:

	2012	2011

Balance, beginning	$14,479	$15,122
Additions	3,177	4,752
Reductions	(6,704)	(5,395)
Balance, ending	$10,952	$14,479
Unused commitments	$680	$665

Deposits from related parties held by the Bank at December 31, 2012 and 2011 were $3,778 and $4,894, respectively.

Restrictions on Cash	12 Months Ended
Dec. 31, 2012
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 20. Restrictions on Cash

The Federal Reserve Bank required the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2012 and 2011 was $9,679 and $8,622 respectively.

Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Minimum Regulatory Capital Requirements [Abstract]
Minimum Regulatory Capital Requirements
Note 21. Minimum Regulatory Capital Requirements
The Company and the Bank are subject to various regulatory capital requirements administered by their primary regulator, the Federal Reserve Bank of Richmond. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators, that if undertaken, could have a direct material effect on the Company and Bank and the consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines involving quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined).

As of December 31, 2012, the most recent notification from the Federal Reserve Bank of Richmond categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.

The Company's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$35,341	9.11%	$31,047	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	7.85%	15,524	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,467	5.18%	23,536	=,> 4%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$33,506	8.29%	$32,347	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	28,424	7.03%	16,174	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	28,424	4.57%	24,889	=,> 4%

The Bank's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$38,931	10.05%	$30,985	=,> 8%	$38,732	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	8.79%	15,493	=,> 4%	23,239	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,057	5.80%	23,475	=,> 4%	29,344	=,> 5%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$36,543	9.08%	$32,209	=,> 8%	$40,262	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	31,461	7.81%	16,105	=,> 4%	24,157	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	31,461	5.07%	24,816	=,> 4%	31,021	=,> 5%

Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Restrictions on Dividends [Abstract]
Restrictions on Dividends
Note 22. Restrictions on Dividends

The Parent Company's principal asset is its investment in the Bank, its wholly-owned consolidated subsidiary. The primary source of income for the Parent Company historically has been dividends from the Bank. Regulatory agencies limit the amount of funds that may be transferred from the Bank to the Parent Company in the form of dividends, loans or advances.
Under applicable laws and without prior regulatory approval, the total dividend payments of the Bank in any calendar year are restricted to the net profits of that year, as defined, combined with the retained net profits for the two preceding years.

The Company and Bank currently are prohibited from paying dividends unless regulatory approval is obtained. (See Note 2 Formal Written Agreement).

Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Income and Expenses [Abstract]
Other Operating Income and Expenses
Note 23. Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2012	2011

BOLI income	$459	$452

Other Contracted Services	$743	$667
FDIC Insurance Costs	$1,330	$1,539
Software Licensing / Maintenance	$736	$635
Postage and Freight	$299	$314
Legal	$337	$457

Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements
Note 24. Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2012 and 2011 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2012	2011
ASSETS
Cash	$178	$178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	37,209	34,445
Other assets	711	1,009

Total Assets	$38,800	$36,334

LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	$1,028	$680
Other short term borrowings	103	97
Long Term Debt	3,447	3,545
Capital securities	3,750	3,750
Total Liabilities	8,328	8,072

STOCKHOLDERS' EQUITY	30,472	28,262

Total Liabilities and Stockholders' Equity	$38,800	$36,334

CONDENSED STATEMENTS OF INCOME
	2012	2011

Dividends from subsidiary	$-	$-
Interest and dividend income	59	55
Other income	-	-
Interest expense	(604)	(634)
Operating expense	(9)	(11)
	(554)	(590)

Income tax benefit	189	201
Equity in undistributed earnings (loss) of subsidiary	2,387	(6,128)

Net income (Loss)	$2,022	$(6,517)

CONDENSED STATEMENTS OF CASH FLOWS
	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (Loss)	$2,022	$(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(2,387)	6,128
Increase in other assets	104	(822)
Increase (decrease) in other liabilities	348	347

Net cash used in operating activities	92	(859)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	6	(277)
Increase in Long Term Debt	(98)	(926)

Net cash (used in) provided by financing activities	(92)	(1,203)

Net increase (decrease) in cash and cash equivalents	-	(2,062)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	2,240

CASH AND CASH EQUIVALENTS AT END OF YEAR	$178	$178

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of Highlands Bankshares, Inc., (the "Parent Company") and its wholly-owned subsidiary, Highlands Union Bank (the "Bank"). The statements also include Highlands Union Insurance Services, Inc., (the "Insurance Services"), and Highlands Union Financial Services, Inc., (the "Financial Services") which are both wholly-owned subsidiaries of the Bank. All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of Highlands Bankshares, Inc. and Subsidiaries, (the "Company") conform to U.S. generally accepted accounting principles and to standard practices within the banking industry.

Nature of Operations
Nature of Operations

The Company operates in Abingdon, Virginia, and surrounding southwest Virginia, eastern Tennessee, and western North Carolina under the laws of the Commonwealth of Virginia. The Parent Company was organized on December 29, 1995. The Parent Company is supervised by the Federal Reserve Bank under the Bank Holding Company Act of 1956, as amended. The Bank began banking operations on April 27, 1985 under a state bank charter and provides a full line of financial services to individuals and businesses. The Bank's primary lending products include mortgage, consumer and commercial loans, and its primary deposit products are checking, savings, and certificates of deposit. As a state bank and a member of the Federal Reserve Bank of Richmond, the Bank is subject to regulation by the Virginia State Bureau of Financial Institutions, the Federal Deposit Insurance Corporation, and the Federal Reserve Bank. Highlands Union Insurance Services, Inc. became effective October 8, 1999 for the purpose of selling insurance through Bankers Insurance LLC. The only activity in Highlands Union Financial Services is the receipt of life insurance commissions. Highlands Capital Trust I became effective January 14, 1998. The nature of the trust is described more fully in Note 12.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks and federal funds sold, all of which mature within ninety days. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Securities Available-for-Sale
Securities Available-for-Sale

Securities classified as available-for-sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities available-for-sale are carried at fair value. Unrealized gains or losses are reported as increases or decreases in other comprehensive income, net of the related deferred income tax effect. Realized gains or losses are included in earnings on the trade date and are determined on the basis of the amortized cost of specific securities sold. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. On a quarterly basis the Company reviews any securities which are considered to be impaired as defined by accounting guidance. During this review, the Company determines if the impairment is deemed to be other than temporary. If it is determined that the impairment is other than temporary, i.e. impaired because of credit issues, the investment is written down by a charge in the Statement of Income (Loss).

Loans
Loans

The Company makes mortgage, commercial and consumer loans to customers. Included in mortgage lending are loans secured by real estate such as single family and multifamily dwelling units as well as commercial properties both owner occupied and held for lease to others. Commercial loans include those primarily secured by business assets or land or may be unsecured. Consumer loans include second mortgages and equity lines of credit and other personal loans which may be secured or unsecured. The Company also makes farmland loans and other agricultural type loans such as financing farming activities.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid balance. Loan origination fees, net of certain direct origination costs, are deferred and amortized to income over the estimated lives of the loans using the straight-line method which is not materially different from the interest method. The accrual of interest on a loan is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Payments on non accrual loans are applied to principal or applied on a cash basis. All interest accrued but not collected for loans that are placed on non-accrual or charged off status is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses
Allowance for Loan Losses

The Company monitors and maintains an allowance for loan losses to absorb an estimate of probable losses inherent in the loan portfolio. The Company maintains policies and procedures that address the systems of controls over the following areas of maintenance of the allowance: the systematic methodology used to determine the appropriate level of the allowance to provide assurance the loan loss reserve is maintained in accordance with accounting principles generally accepted in the United States of America; the accounting policies for loan charge-offs and recoveries; the assessment and measurement of impairment in the loan portfolio; and the loan grading system.

The Company's Credit Review and Analysis Department evaluates various loans individually for impairment as required by Statement of Financial Accounting Standards ASC 310, Receivables –Subsequent Measurement. Loans evaluated individually for impairment include non-performing loans, such as loans on non-accrual, loans past due by 90 days or more, restructured loans and other loans selected by management. The evaluations are based upon discounted expected cash flows or collateral valuations. If the evaluation shows that a loan is individually impaired, then a specific reserve is established for the amount of impairment. If a loan evaluated individually is not impaired, then the loan is considered for impairment under ASC 450, Accounting for Contingencies, with a group of loans that have similar characteristics. For loans without individual measures of impairment, the Company makes estimates of losses for groups of loans as required by ASC 450. Loans are grouped by similar characteristics, including the type of loan, the assigned loan grade and the general collateral type. Assigned loan grades include Quality, Satisfactory, Acceptable, Special Mention, Substandard and Doubtful, each with an increasing risk of potential loss. A loss rate reflecting the expected loss inherent in a group of loans is derived based upon estimates of default rates for a given loan grade, the predominant collateral type for the group and the terms of the loan. The resulting estimate of losses for groups of loans are adjusted for relevant environmental factors and other conditions of the portfolio of loans, including: borrower and industry concentrations; levels and trends in delinquencies, charge-offs and recoveries; changes in underwriting standards and risk selection; level of experience and ability of lending management; and, national and local economic conditions.

The amounts of estimated impairment for individually evaluated loans and groups of loans are added together for a total estimate of loan losses. This estimate of losses is compared to the allowance for loan losses of the Company as of the evaluation date and, if the estimate of losses is greater than the allowance, an additional provision to the allowance is made. If the estimate of losses is less than the allowance, the degree to which the allowance exceeds the estimate is evaluated to determine whether the allowance falls outside a range of estimates. If the estimate of losses is below the range of reasonable estimates, the allowance is reduced by adjusting the provision for loan losses. The Company recognizes the inherent imprecision in estimates of losses due to various uncertainties and variability related to the factors used, and therefore a reasonable range around the estimate of losses is derived and used to ascertain whether the allowance is too high or too low. If different assumptions or conditions were to prevail and it is determined that the allowance is not adequate to absorb the new estimate of probable losses, an additional provision for loan losses would be made, which amount may be material to the consolidated financial statements.

Premises and Equipment
Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over estimated useful lives. Maintenance and repairs are charged to current operations while improvements are capitalized. Disposition gains and losses are reflected in current operations. Purchased software costs are included in other assets and expensed over periods ranging from 3-5 years.

Intangible Assets
Intangible Assets

Capital issue costs relating to the junior subordinated debt securities are stated at cost less accumulated amortization. Amortization is computed on the straight-line method over the life of the securities which is 30 years.

Foreclosed Assets
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and gains and losses on disposals are included in net expenses from foreclosed assets. Foreclosed assets at December 31, 2012 and 2011 were $16,639 and $16,724 respectively. We have established a general allowance related to OREO properties as properties may be sold for amounts that are less than current appraised values reduced by the estimated selling costs.

Income Taxes
Income Taxes

Under the asset and liability method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates to the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Under ASC 740, the effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the Company's tax circumstance and filings under the most current and relevant accounting rules and believes the Company has incurred no liability for uncertain beneficial tax positions (or any related penalties and interest) for the periods open to normal jurisdictional examinations (2009 through 2011).

Earnings (Loss) Per Common Share
Earnings (Loss) Per Common Share

Earnings (loss) per common share are calculated based on the weighted average outstanding shares during the year. Earnings (loss) per common share assuming dilution are calculated based on the weighted average outstanding shares during the year plus common stock equivalents at year end.

Stock Compensation Plans
Stock Compensation Plans

The Company accounts for stock compensation plans under the guidance of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their grant-date fair values. No options were granted during 2012 or 2011.

Use of Estimates
Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate and deferred tax assets, and the fair value of investment securities.

Business Segments
Business Segments

The Company reports its activities as a single business segment. In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments were effective for the Company on January 1, 2012 and had no effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning January 1, 2012 and had no effect on the financial statements.

Update No. 2013-02 -- Comprehensive Income (Topic 220):  The update was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Available-For-Sale [Abstract]
Schedule of amortized cost and market value of securities available-for-sale
The amortized cost and market value of securities available-for-sale are as follows:

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$-	$-	$-	$-
State and political subdivisions	11,708	302	25	11,985
Mortgage backed securities	27,120	531	9	27,642
Pooled Trust Preferred	3,879	-	3,585	294
Single Issue Trust Preferred	908	-	22	886
SBA Pools	16,119	34	62	16,091
SLMA	500	2	-	502
	$60,234	$869	$3,703	$57,400

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$6,029	$3	$-	$6,032
State and political subdivisions	18,030	275	137	18,168
Mortgage backed securities	30,002	632	5	30,629
Pooled Trust Preferred	4,067	-	3,917	150
Single Issue Trust Preferred	1,923	-	108	1,815
SBA Pools	6,821	219	44	6,996
SLMA	500	-	38	462
	$67,372	$1,129	$4,249	$64,252

Age of gross unrealized losses and fair value by investment category
The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2012
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$1,352	$25	$-	$-	$1,352	$25
Mortgage-backed securities	496	9	-	-	496	9
Pooled Trust Preferred Securities	-	-	294	3,585	294	3,585
Single Issue Trust Preferred	-	-	886	22	886	22
SBA Pools	9,073	59	1,707	3	10,780	62
SLMA	-	-	-	-	-	-

Total	$10,921	$93	$2,887	$3,610	$13,808	$3,703

The total number of investment securities in a loss position at December 31, 2012 was 27.
	December 31, 2011
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$705	$45	$4,367	$92	$5,072	$137
Mortgage-backed securities	4,554	5	-	-	4,554	5
Pooled Trust Preferred Securities	-	-	150	3,917	150	3,917
Single Issue Trust Preferred	505	7	809	101	1,314	108
SBA Pools	-	-	2,007	44	2,007	44
SLMA	-	-	462	38	462	38

Total	$5,764	$57	$7,795	$4,192	$13,559	$4,249

Pooled trust preferred
Below is a table of the Company's remaining pooled trust preferred balances as of December 31, 2012 (in thousands):

Description	Type	Class	Original Amount $	Book Value 12/31/12 $	Fair Value 12/31/12 $	Unrealized Gain/(Loss) $	Lowest Credit Rating	Percentage of Banks Currently Deferring or Defaulting	Number of Issuers Currently Performing	Excess/ (Negative) Subordination Percentage(1)

Pretsel 4-B	Pooled	Mezz B	700	85	57	(28)	Ca	27.10%	4	19.87%
Prestel 11-B	Pooled	Mezz B	500	392	60	(332)	Ca	32.30%	41	(30.43)%
Prestel 12-B	Pooled	Mezz B	750	381	91	(290)	Ca	35.30%	46	(37.18)%
Prestel 13-B	Pooled	Mezz B	500	326	10	(316)	Ca	38.10%	40	(45.15)%
Prestel 15-B	Pooled	Mezz B	500	263	10	(253)	Ca	33.40%	50	(42.51)%
Prestel 18-C	Pooled	Mezz C	500	209	1	(208)	Ca	30.30%	52	(23.24)%
Prestel 19-C	Pooled	Mezz C	500	255	1	(254)	Ca	26.10%	47	(28.54)%
Prestel 20-C	Pooled	Mezz C	500	11	1	(10)	Ca	33.60%	42	(29.69)%
Prestel 21-C	Pooled	Mezz C	500	294	10	(284)	Ca	29.40%	48	(21.25)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	316	4	(312)	Ca	28.70%	61	(17.67)%
Prestel 22-C	Pooled	Mezz C	500	283	4	(279)	Ca	28.70%	61	(17.67)%
Prestel 23-C	Pooled	Mezz C	500	442	23	(419)	C	26.30%	92	(10.09)%
Tropc CDO III	Pooled	Subordinate	1,000	306	18	(288)	C	41.76%	30	(33.17)%

(1) Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
The amortized cost and estimated fair value of securities available-for-sale at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$-	$-
Due after one year through five years	500	502
Due after five years through ten years	4,814	4,841
Due after ten years	27,800	24,415
	33,114	29,758

Mortgage-backed securities	27,120	27,642
	$60,234	$57,400

Gross realized gains and losses on investment securities available for sale
For the years ended December 31, 2012 and 2011, proceeds from sale of securities were $11,557 and $12,880, respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2012	2011

Realized gains	$663	$251
Realized losses	-	-
Net gains (losses)	$663	$251

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Composition of net loans
The composition of net loans is as follows:

	2012	2011
Real Estate Secured:
Residential 1-4 family	$167,777	$169,027
Multifamily	17,348	15,375
Construction and Land Loans	19,161	23,295
Commercial, Owner Occupied	64,504	71,367
Commercial, Non-owner occupied	35,536	36,489
Second mortgages	9,298	12,247
Equity lines of credit	8,287	9,126
Farmland	11,180	12,207
	333,091	349,133

Secured (other) and unsecured
Personal	22,358	23,824
Commercial	31,927	32,407
Agricultural	3,372	2,784
	57,657	59,015

Overdrafts	297	207

	391,045	408,355
Less:
Allowance for loan losses	7,449	9,024
Net deferred fees	547	551
	7,996	9,575

Loans, net	$383,049	$398,780

Analysis of past due loans
The following table is an analysis of past due loans as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,894	$956	$4,029	$9,879	$157,898	$167,777	$-
Equity lines of credit	-	-	-	-	8,287	8,287	-
Multifamily	-	-	-	-	17,348	17,348	-
Farmland	133	28	129	290	10,890	11,180	-
Construction, Land Development, Other Land Loans	209	78	1,953	2,240	16,921	19,161	-
Commercial Real Estate- Owner Occupied	221	21	2,888	3,130	61,374	64,504	-
Commercial Real Estate- Non Owner Occupied	239	2,115	290	2,644	32,892	35,536	-
Second Mortgages	374	9	495	878	8,420	9,298	-
Non Real Estate Secured
Personal	307	155	56	518	22,137	22,655	6
Commercial	402	205	526	1,133	30,794	31,927	-
Agricultural	3	-	-	3	3,369	3,372	-

Total	$6,782	$3,567	$10,366	$20,715	$370,330	$391,045	$6

The following table is an analysis of past due loans as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,471	$1,071	$4,236	$8,778	$160,249	$169,027	$171
Equity lines of credit	-	205	-	205	8,921	9,126	-
Multifamily	97	-	646	743	14,632	15,375	-
Farmland	-	134	-	134	12,073	12,207	-
Constuction, Land Development, Other Land Loans	271	59	1,846	2,176	21,119	23,295	-
Commercial Real Estate- Owner Occupied	1,199	476	6,989	8,664	62,703	71,367	920
Commercial Real Estate- Non Owner Occupied	-	1,446	863	2,309	34,180	36,489	292
Second Mortgages	243	10	518	771	11,476	12,247	26
Non Real Estate Secured
Personal	244	113	134	491	23,540	24,031	41
Commercial	224	25	630	879	31,528	32,407	-
Agricultural	17	7	2	26	2,758	2,784	-

Total	$5,766	$3,546	$15,864	$25,176	$383,179	$408,355	$1,450

Schedule of non-accrual loans
The following is a summary of non-accrual loans at December 31, 2012:

Amount
Real Estate Secured
Residential 1-4 Family	$4,213
Multifamily	-
Construction and Land Loans	1,953
Commercial-Owner Occupied	2,888
Commercial- Non Owner Occupied	290
Second Mortgages	495
Equity Lines of Credit	-
Farmland	129
Secured (other) and Unsecured
Personal	50
Commercial	526
Agricultural	-

Total	$10,544

The following is a summary of non-accrual loans at December 31, 2011:

Amount
Real Estate Secured
Residential 1-4 Family	$4,065
Multifamily	646
Construction and Land Loans	1,846
Commercial-Owner Occupied	6,069
Commercial- Non Owner Occupied	4,871
Second Mortgages	492
Equity Lines of Credit	-
Farmland	630
Secured (other) and Unsecured
Personal	94
Commercial	630
Agricultural	2

Total	$19,345

Credit Risk Profile by Internally Assigned Grade
The following tables represent a summary of credit quality indicators of the Bank's loan portfolio at December 31, 2012 and December 31, 2011. The grades are assigned and or modified by the Company's credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2012
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	34,201	994	1,001	3,768	5,016	1,168
Satisfactory	81,500	12,328	3,589	5,765	25,485	14,539
Acceptable	35,202	2,731	6,078	6,059	19,683	11,048
Special Mention	4,481	890	9	1,698	5,686	2,353
Substandard	12,393	405	503	1,871	8,634	6,428
Doubtful	-	-	-	-	-	-

Total	$167,777	$17,348	$11,180	$19,161	$64,504	$35,536

Credit Risk Profile by Internally Assigned Grade –December 31, 2011
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	37,509	1,220	1,104	4,108	6,119	1,604
Satisfactory	79,225	9,790	3,419	6,026	23,168	14,756
Acceptable	33,427	1,481	3,944	5,940	25,652	9,270
Special Mention	3,739	1,318	1,767	2,195	4,073	1,518
Substandard	15,127	1,566	1,973	5,026	12,355	9,341
Doubtful	-	-	-	-	-	-

Total	$169,027	$15,375	$12,207	$23,295	$71,367	$36,489

Credit Risk Profile based on payment activity
Credit Risk Profile based on payment activity – December 31, 2012

	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$22,599	$17,090	$31,401	$3,372
Nonperforming (>90 days past due)	56	495	526	-

Total	$22,655	$17,585	$31,927	$3,372

Credit Risk Profile based on payment activity - December 31, 2011

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$23,897	$20,855	$31,777	$2,782
Nonperforming (>90 days past due)	134	518	630	2

Total	$24,031	$21,373	$32,407	$2,784

Impaired loans
The following tables reflect the Bank's impaired loans at December 31, 2012 and December 31, 2011:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$6,559	$6,559	$-	$7,797	$237
Equity lines of credit	-	-	-	-	-
Multifamily	-	-	-	460	-
Farmland	299	299	-	291	15
Construction, Land Development, Other Land Loans	1,660	1,730	-	2,074	40
Commercial Real Estate- Owner Occupied	5,010	5,010	-	7,083	138
Commercial Real Estate- Non Owner Occupied	3,432	3,432	-	4,146	136
Second Mortgages	321	321	-	456	14
Non Real Estate Secured
Personal	9	9	-	20	1
Commercial	68	68	-	1,257	5
Agricultural	20	20	-	10	1

Total	$17,378	$17,448	$-	$23,594	$587

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$4,486	$4,486	$491	$4,146	$165
Equity lines of credit	-	-	-	-	-
Multifamily	405	405	5	526	17
Farmland	203	203	2	255	13
Construction, Land Development, Other Land Loans	-	-	-	1,269	-
Commercial Real Estate- Owner Occupied	2,698	2,698	369	2,342	15
Commercial Real Estate- Non Owner Occupied	2,995	2,995	494	3,739	88
Second Mortgages	-	-	-	54	-
Non Real Estate Secured
Personal	22	22	1	48	2
Commercial	658	658	585	757	15
Agricultural	716	735	232	358	68

Total	$12,183	$12,202	$2,179	$13,494	$383

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$9,034	$9,342	$-	$8,243	$285
Equity lines of credit	-	-	-	-	-
Multifamily	920	920	-	480	63
Farmland	283	283	-	529	16
Construction, Land Development, Other Land Loans	2,487	2,487	-	3,170	108
Commercial Real Estate- Owner Occupied	9,155	9,155	-	7,327	187
Commercial Real Estate- Non Owner Occupied	4,859	4,859	-	4,183	143
Second Mortgages	591	591	-	646	6
Non Real Estate Secured
Personal	30	30	-	26	3
Commercial	2,446	3,115	-	1,856	64
Agricultural	-	-	-	-	-

Total	$29,805	$30,782	$-	$26,460	$875

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,806	$3,840	$571	$4,161	$132
Equity lines of credit	-	-	-	-	-
Multifamily	646	866	201	1,139	11
Farmland	307	307	38	309	11
Construction, Land Development, Other Land Loans	2,538	2,538	606	4,787	80
Commercial Real Estate- Owner Occupied	1,986	2,086	323	3,132	11
Commercial Real Estate- Non Owner Occupied	4,482	4,482	343	4,758	54
Second Mortgages	108	108	10	138	4
Non Real Estate Secured
Personal	74	74	41	62	4
Commercial	856	856	675	1,494	22
Agricultural	-	-	-	14	-

Total	$14,803	$15,157	$2,808	$19,994	$329

Troubled debt restructurings
The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2012.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	1	729	729
Equity lines of credit
Multifamily
Farmland	1	137	137
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	83	83
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	949	949

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	12	1,732	1,724
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	4,557	4,501
Commercial Real Estate- Non Owner Occupied	5	9,470	9,383
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	19	15,759	15,608

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	411	407
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	732	725
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer	1	28	28
Business Commercial
Agricultural	1	129	129

Total	4	1,300	1,289

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	26	18,008	17,846

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Interest Only)	1	729	729
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Interest Only)	1	84	84
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	813	813

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.
Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland	1	152	152
Construction, Land Development, Other Land Loans	1	1,364	834
Commercial Real Estate- Owner Occupied	4	1,418	1,418
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	992	992
Agricultural	1	129	129

Total	8	4,055	3,525

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	14	1,412	1,410
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	574	574
Commercial Real Estate- Non Owner Occupied	2	4,764	4,753
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	436	432
Agricultural

Total	18	7,186	7,169

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	4	1,860	1,851
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	317	317
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	2	510	510
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	2	670	651

Total	9	3,357	3,329

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	35	14,598	14,023

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Loan Term Extension)	1	385	383
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)	1	1,364	834
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Loan Term Extension)	1	426	426
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	2,175	1,643

Allowance for loan losses and the recorded investment in loans by loan category
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2012 and December 31, 2011.

Twelve months ended December 31, 2012	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Provision for Credit Losses	47	49	(858)	511	856	(123)	(16)	(237)	101	356	272	958
Charge-offs	584	246	518	686	183	90	23	4	453	594	-	3,381
Recoveries	(161)	-	(453)	(5)	(2)	(3)	-	(2)	(74)	(148)	-	(848)
Net Charge-offs	423	246	65	681	181	87	23	2	379	446	-	2,533
Ending Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Ending Balance: Individually evaluated for impairment	491	5	-	369	494	-	-	2	1	817	-	2,179
Ending Balance: Collectively Evaluated for Impairment	751	275	823	670	581	161	30	95	485	713	686	5,270
Loans:
Ending Balance: Individually Evaluated for Impairment	11,045	405	1,660	7,708	6,427	321	-	502	328	1,462	-	29,858
Ending Balance: Collectively Evaluated for Impairment	156,732	16,943	17,501	56,796	29,109	8,977	8,287	10,678	22,327	33,837	-	361,187
Ending Balance: December 31, 2012	$167,777	$17,348	$19,161	$64,504	$35,536	$9,298	$8,287	$11,180	$22,655	$35,299	-	$391,045

Twelve months ended December 31, 2011	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Provision for Credit Losses	1,049	494	1,395	1,222	(677)	389	11	359	764	450	(808)	4,648
Charge-offs	971	246	1,857	517	276	351	25	272	585	1,032	-	6,132
Recoveries	(19)	-	(53)	-	-	(10)	-	(20)	(69)	(17)	-	(188)
Net Charge-offs	952	246	1,804	517	276	341	25	252	516	1,015	-	5,944
Ending Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Ending Balance: Individually evaluated for impairment	571	201	606	323	343	10	-	38	41	675	-	2808
Ending Balance: Collectively Evaluated for Impairment	1,047	276	1,140	886	57	361	69	298	723	945	414	6216
Loans:
Ending Balance: Individually Evaluated for Impairment	15,553	1,566	6,542	12,355	9,341	726	-	1,309	625	2,986	-	51,003
Ending Balance: Collectively Evaluated for Impairment	153,474	13,809	16,753	59,012	27,148	11,521	9,126	10,898	23,406	32,205	-	357,352
Ending Balance: December 31, 2011	$169,027	$15,375	$23,295	$71,367	$36,489	$12,247	$9,126	$12,207	$24,031	$35,191	-	$408,355

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and equipment
Premises and equipment are comprised of the following:

	2012	2011

Land	$10,004	$10,004
Bank Premises	14,061	14,061
Equipment	12,623	12,299
	36,688	36,364
Less: accumulated depreciation	15,512	14,570
	21,176	21,794
Construction in Progress	-	89

	$21,176	$21,883

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the net deferred tax asset
The components of the net deferred tax asset, included in other assets, are as follows:

	2012	2011

Deferred tax assets:
Allowance for loan loss	$2,532	$3,068
Previous Years AMT	802	802
Other Real Estate Owned Valuation Reserve	1,119	-
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	4,616	5,679
Other than temporary impairment charge on AFS securities	2,489	2,432
Net unrealized loss on securities available-for-sale	964	1,061
	12,573	13,093

Deferred tax liability:
Depreciation	(275)	(308)
	(275)	(308)
Deferred Tax Asset Valuation Allowance	(4,000)	(4,170)

Net deferred tax assets:	$8,298	$8,615

Components of income tax expense	The components of income tax expense related to continuing operations are as follows:
	2012	2011

Federal:
Current	$114	$(2,150)
Deferred	106	4,512

Total	$220	$2,362

Income tax reconciliation
The Company's income tax expense differs from the expected tax expense at the statutory federal rate of 34% as follows:

	2012	2011

Statutory rate applied to earnings (losses) before income taxes	$763	$(1,413)
Tax exempt interest	(230)	(272)
Deferred Tax Valuation allowance	(170)	4,170
Other, net	(143)	(123)

Total	$220	$2,362

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Composition of deposits
The composition of deposits is as follows:

	2012	2011

Non-interest bearing demand	$105,960	$98,950
Interest bearing demand	98,391	93,527
Savings deposits	75,345	66,207
Time deposits, in amounts of $100,000 or more	63,443	84,064
Other time deposits	142,201	172,613

Total deposits	$485,340	$515,361

Scheduled maturities of time deposits	The scheduled maturities of time deposits at December 31, 2012 are as follows:
2013	$111,918
2014	35,101
2015	18,787
2016	3,788
2017	13,067
Thereafter	22,983

$205,644

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-term debt agreements
At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2012	2011
Note payable FHLB dated 03/04/05 for $5 million with an annual interest rate of 4.165%, due 03/04/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	$5,000

Note payable FHLB dated 06/29/05 for $5 million with an annual interest rate of 3.760%, due 06/29/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	5,000

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB's Affordable Housing Program. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	352	402

Note payable resulting from seller-financing transaction for $250 with an annual interest rate of 3.2%. and a due date in 2013. The note requires monthly installments of principal and interest of $3. The loan is secured by a first deed of trust on real estate.	-	17

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. During the second quarter of 2011, the Company requested and CBB agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Company simultaneously paid off a Revolving Line of Credit. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company has deposited the monthly payments up to the balloon date into a reserve account held at CBB
	3,446	3,545

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	$12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.(2)	5,000	Included in Long Term Debt above and re-structured in 2012

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $7.5 million with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	7,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	Included in Long Term Debt above and re-structured in 2012

Total	$51,298	$13,964

Contractual principal maturities of long-term debt	Contractual principal maturities of long-term debt at December 31, 2012 are as follows:
2013	$-
2014	3,496
2015	51
2016	51
2017	7,552
Thereafter	40,148

$51,298

Common Stock and Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Reconciliation of numerators and denominators of basic and diluted earnings per common share computation
Earnings (loss) per common share is computed using the weighted average outstanding shares for the years ended December 31. Outstanding stock options (Note 16) have a dilutive effect on earnings per share, which is determined using the treasury stock method. For 2012 and 2011, the impact of conversions of outstanding stock options were anti-dilutive. The following is a reconciliation of the numerators and the denominators of the basic and diluted earnings per common share computation:

	2012	2011

Income (loss) available to common stockholders	$2,022	$(6,517)
Weighted average shares outstanding	5,011	5,011
Shares outstanding including assumed conversion	5,011	5,011
Basic earnings (loss) per share	$0.40	$(1.30)
Fully diluted earnings (loss) per share	$0.40	$(1.30)

Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan and Equity Compensation Plan [Abstract]
Summary of the status of stock option plan
A summary of the status of the Company's stock option plan is presented below:

	2012		2011

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$13.97	194,779	$13.72	234,929
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	13.00	(43.179)	12.50	(40,150)

Options outstanding and exercisable at December 31	$14.24	151,600	$13.97	194,779

Information pertaining to options outstanding
Information pertaining to options outstanding at December 31, 2012 is as follows:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	151,600	1.57 years	$ 14.24

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Available for sale securities portfolio measured at fair value on a recurring basis
The following summarizes the Company's available for sale securities portfolio measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy.

2012
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$-	$-	$-
State and Political Subdivisions	$-	$11,985	$-	$11,985
Mortgage Backed Securities	$-	$27,642	$-	$27,642
TRUP CDO's	$-	$-	$294	$294
Single Issue Trust Preferred	$-	$886	$-	$886
SBA Pools	$-	$16,091	$-	$16,091
SLMA	$-	$502	$-	$502
Total AFS Securities	$-	$57,106	$294	$57,400

2011
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$6,032	$-	$6,032
State and Political Subdivisions	$-	$18,168	$-	$18,168
Mortgage Backed Securities	$-	$30,629	$-	$30,629
TRUP CDO's	$-	$-	$150	$150
Single Issue Trust Preferred	$-	$1,815	$-	$1,815
SBA Pools	$-	$6,996	$-	$6,996
SLMA	$-	$462	$-	$462
Total AFS Securities	$-	$64,102	$150	$64,252

Assets measured on a recurring basis using significant unobservable inputs
Pursuant to ASC Topic 820, the following table shows a reconciliation of the beginning and ending balance at December 31, 2012 and 2011for Level 3 assets measured on a recurring basis using significant unobservable inputs.

Investment Securities Available for Sale	2012	2011

Beginning Balance, January 1	$150	$173
Total gains (losses) included in net income	(167)	(269)
Included in Other Comprehensive Income	311	246
Transfers in or out of Level 3	-	-
Ending Balance, December 31	$294	$150

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
The following table summarizes the Company's assets at fair value on a non - recurring basis as of December 31, 2012 and December 31, 2011 segregated by the level of the valuation inputs within the fair value hierarchy. The tables disclose the recorded investment of impaired loans requiring a specific allowance.

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 12,183	$ -	$ 12,183
Repossessions/OREO, net	$ -	$ 16,661	$ -	$ 16,661

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 14,803	$ -	$ 14,803
Repossessions/OREO	$ -	$ 16,852	$ -	$ 16,852

Carrying amounts and fair values of financial instruments
The carrying amounts and fair values of the Company's financial instruments at December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$81,208	$81,208	$86,075	$86,075
Securities available for sale	57,400	57,400	64,252	64,252
Other investments	4,930	4,930	5,308	5,308
Loans, net	383,049	383,173	398,780	398,221
Deposits	(485,340)	(480,424)	(515,361)	(508,599)
Other short-term borrowings	(20,170)	(23,072)	(57,676)	(65,844)
Long-term debt	(51,298)	(57,145)	(13,964)	(14,951)
Capital Securities	(3,150)	(3,542)	(3,150)	(3,014)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Activity in loans for related party transactions
In the normal course of business, the Bank has made loans to its directors and officers and their affiliates. All loans and commitments made to such officers and directors and to companies in which they are officers or have significant ownership interest have been made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features. The activity in such loans is as follows:

	2012	2011

Balance, beginning	$14,479	$15,122
Additions	3,177	4,752
Reductions	(6,704)	(5,395)
Balance, ending	$10,952	$14,479
Unused commitments	$680	$665

Minimum Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Regulatory Capital Requirements [Abstract]
Schedule of Capital Ratios as Required by Regulators
The Company's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$35,341	9.11%	$31,047	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	7.85%	15,524	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,467	5.18%	23,536	=,> 4%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$33,506	8.29%	$32,347	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	28,424	7.03%	16,174	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	28,424	4.57%	24,889	=,> 4%

The Bank's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$38,931	10.05%	$30,985	=,> 8%	$38,732	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	8.79%	15,493	=,> 4%	23,239	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,057	5.80%	23,475	=,> 4%	29,344	=,> 5%

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$36,543	9.08%	$32,209	=,> 8%	$40,262	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	31,461	7.81%	16,105	=,> 4%	24,157	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	31,461	5.07%	24,816	=,> 4%	31,021	=,> 5%

Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Operating Income and Expenses [Abstract]
Schedule of Other Operating Income and Expenses
Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2012	2011

BOLI income	$459	$452

Other Contracted Services	$743	$667
FDIC Insurance Costs	$1,330	$1,539
Software Licensing / Maintenance	$736	$635
Postage and Freight	$299	$314
Legal	$337	$457

Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Financial Statements [Abstract]
CONDENSED BALANCE SHEETS
CONDENSED BALANCE SHEETS
	2012	2011
ASSETS
Cash	$178	$178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	37,209	34,445
Other assets	711	1,009

Total Assets	$38,800	$36,334

LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	$1,028	$680
Other short term borrowings	103	97
Long Term Debt	3,447	3,545
Capital securities	3,750	3,750
Total Liabilities	8,328	8,072

STOCKHOLDERS' EQUITY	30,472	28,262

Total Liabilities and Stockholders' Equity	$38,800	$36,334

CONDENSED STATEMENTS OF INCOME
CONDENSED STATEMENTS OF INCOME
	2012	2011

Dividends from subsidiary	$-	$-
Interest and dividend income	59	55
Other income	-	-
Interest expense	(604)	(634)
Operating expense	(9)	(11)
	(554)	(590)

Income tax benefit	189	201
Equity in undistributed earnings (loss) of subsidiary	2,387	(6,128)

Net income (Loss)	$2,022	$(6,517)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS
	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (Loss)	$2,022	$(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(2,387)	6,128
Increase in other assets	104	(822)
Increase (decrease) in other liabilities	348	347

Net cash used in operating activities	92	(859)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	6	(277)
Increase in Long Term Debt	(98)	(926)

Net cash (used in) provided by financing activities	(92)	(1,203)

Net increase (decrease) in cash and cash equivalents	-	(2,062)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	2,240

CASH AND CASH EQUIVALENTS AT END OF YEAR	$178	$178

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Delinquent period for discontinuance of accrual of interest on loan	90 days
Period for credit card and other personal loans to be charged off past due, maximum	180 days
Intangible Assets [Abstract]
Useful life of junior subordinated debt securities	30 years
Foreclosed Assets [Abstract]
Foreclosed assets	$ 16,639	$ 16,724
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	5 years

Formal Written Agreement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Formal Written Agreement [Abstract]
Loan and other assets amount requiring improvement	$ 500,000
Past due days	90 days

Investment Securities Available-For-Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 60,234		$ 67,372
Gross Unrealized Gains	869		1,129
Gross Unrealized Losses	3,703		4,249
Fair Value	57,400		64,252
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	93		57
12 Months or More, Unrealized Losses	3,610		4,192
Unrealized Losses	3,703		4,249
Projected cash flow assumptions	At December 31, 2012, the following assumptions were used in the Company's cash flow projections: ·Deferral / default ranges for 2012 - 1.00% to 2.00%. ·Deferral / default rate for 2013 - 1.00% ·Deferral / default ranges for years thereafter - 0.25% to 0.36%. ·Prepayments - 1% annually, 100% at maturity ·The discount rate is calculated using the original discount margin as of the purchase date based on the purchase price added to the appropriate forward 3-month LIBOR rate. ·15% recovery with 2 year lag extended to 5 years if has been in deferral for 2 years ·0% recovery on existing defaults ·Cash flows are discounted at the effective interest rate. Underlying banks can prepay their trust preferred securities on a quarterly call date after a five year period from the original date of issue. The Company uses a constant prepayment assumption of 1% annually and 100% at maturity. The extent of future prepayments is difficult to project. The projections also include for existing deferrals a 15% recovery after a two-year lag (if an issuer has been in deferral for two years, the assumed recovery is extended to the end of the 5-year deferral period, or an additional 3 years).
Pooled Trust Preferred Securities [Abstract]
Book Value	60,234		67,372
Fair Value	57,400		64,252
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less	0
Amortized cost - due after one year through five years	500
Amortized cost - due after five years through ten years	4,814
Amortized cost - due after ten years	27,800
Amortized cost - sub-total	33,114
Mortgage-backed securities	27,120
Amortized cost - grand total	60,234
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less	0
Fair value - due after one year through five years	502
Fair value - due after five years through ten years	4,841
Fair value - after ten years	24,415
Fair value - sub total	29,758
Mortgage-backed securities	27,642
Fair value - grand total	57,400
Proceeds from sale of securities	11,557		12,880
Gross realized gains and losses on investment securities available for sale [Abstract]
Realized gains	663		251
Realized losses	0		0
Net gains (losses)	663		251
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default rate for 2013 (in hundredths)	1.00%
Annual prepayment (in hundredths)	1.00%
Prepayment at maturity (in hundredths)	100.00%
Discount Rate	forward 3-month LIBOR rate
Recovery rate (in hundredths)	15.00%
Years in lag	2 years
Years in deferral	2 years
Recovery on existing defaults (in hundredths)	0.00%
Trust preferred securities prepayment by underlying bank	quarterly call date after a five year period from the original date of issue
Minimum [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default ranges for 2012 (in hundredths)	1.00%
Deferral / default ranges for years thereafter (in hundredths)	0.25%
Maximum [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default ranges for 2012 (in hundredths)	2.00%
Deferral / default ranges for years thereafter (in hundredths)	0.36%
Pretsel 4-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	85
Fair Value	57
Pooled Trust Preferred Securities [Abstract]
Book Value	85
Fair Value	57
Unrealized Gain/(Loss)	(28)
Prestel 11-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	392
Fair Value	60
Pooled Trust Preferred Securities [Abstract]
Book Value	392
Fair Value	60
Unrealized Gain/(Loss)	(332)
Prestel 12-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	381
Fair Value	91
Pooled Trust Preferred Securities [Abstract]
Book Value	381
Fair Value	91
Unrealized Gain/(Loss)	(290)
Prestel 13-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	326
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	326
Fair Value	10
Unrealized Gain/(Loss)	(316)
Prestel 15-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	263
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	263
Fair Value	10
Unrealized Gain/(Loss)	(253)
Prestel 18-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	209
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	209
Fair Value	1
Unrealized Gain/(Loss)	(208)
Prestel 19-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	255
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	255
Fair Value	1
Unrealized Gain/(Loss)	(254)
Prestel 20-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	11
Fair Value	1
Unrealized Gain/(Loss)	(10)
Prestel 21-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	294
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	294
Fair Value	10
Unrealized Gain/(Loss)	(284)
Prestel 22-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	316
Fair Value	4
Pooled Trust Preferred Securities [Abstract]
Book Value	316
Fair Value	4
Unrealized Gain/(Loss)	(312)
Prestel 22-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	283
Fair Value	4
Pooled Trust Preferred Securities [Abstract]
Book Value	283
Fair Value	4
Unrealized Gain/(Loss)	(279)
Prestel 23-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	442
Fair Value	23
Pooled Trust Preferred Securities [Abstract]
Book Value	442
Fair Value	23
Unrealized Gain/(Loss)	(419)
Tropc CDO III [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	306
Fair Value	18
Pooled Trust Preferred Securities [Abstract]
Book Value	306
Fair Value	18
Unrealized Gain/(Loss)	(288)
Carrying Amount [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	57,400		64,252
Pooled Trust Preferred Securities [Abstract]
Fair Value	57,400		64,252
Available-for-sale securities pledged as collateral on public deposits	41,994		45,258
Fair Value [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	57,400		64,252
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	10,921		5,764
12 Months or More, Fair value	2,887		7,795
Fair Value	13,808		13,559
Pooled Trust Preferred Securities [Abstract]
Fair Value	57,400		64,252
Available-for-sale securities pledged as collateral on public deposits	42,718		46,011
US Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0		6,029
Gross Unrealized Gains	0		3
Gross Unrealized Losses	0		0
Fair Value	0		6,032
Pooled Trust Preferred Securities [Abstract]
Book Value	0		6,029
Fair Value	0		6,032
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,708		18,030
Gross Unrealized Gains	302		275
Gross Unrealized Losses	25		137
Fair Value	11,985		18,168
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	25		45
12 Months or More, Unrealized Losses	0		92
Unrealized Losses	25		137
Pooled Trust Preferred Securities [Abstract]
Book Value	11,708		18,030
Fair Value	11,985		18,168
State and Political Subdivisions [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	1,352		705
12 Months or More, Fair value	0		4,367
Fair Value	1,352		5,072
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,120		30,002
Gross Unrealized Gains	531		632
Gross Unrealized Losses	9		5
Fair Value	27,642		30,629
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	9		5
12 Months or More, Unrealized Losses	0		0
Unrealized Losses	9		5
Pooled Trust Preferred Securities [Abstract]
Book Value	27,120		30,002
Fair Value	27,642		30,629
Mortgage Backed Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	496		4,554
12 Months or More, Fair value	0		0
Fair Value	496		4,554
Pooled Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,879		4,067
Gross Unrealized Gains	0		0
Gross Unrealized Losses	3,585		3,917
Fair Value	294		150
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		0
12 Months or More, Unrealized Losses	3,585		3,917
Unrealized Losses	3,585		3,917
Pooled Trust Preferred Securities [Abstract]
Book Value	3,879		4,067
Fair Value	294		150
Pooled Trust Preferred Securities [Member] | Pretsel 4-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	700
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	27.10%
Number of Issuers Currently Performing	4
Excess/(Negative) Subordination Percentage (in hundredths)	19.87%	[1]
Pooled Trust Preferred Securities [Member] | Prestel 11-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	32.30%
Number of Issuers Currently Performing	41
Excess/(Negative) Subordination Percentage (in hundredths)	(30.43%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 12-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	750
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	35.30%
Number of Issuers Currently Performing	46
Excess/(Negative) Subordination Percentage (in hundredths)	(37.18%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 13-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	38.10%
Number of Issuers Currently Performing	40
Excess/(Negative) Subordination Percentage (in hundredths)	(45.15%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 15-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	33.40%
Number of Issuers Currently Performing	50
Excess/(Negative) Subordination Percentage (in hundredths)	(42.51%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 18-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	30.30%
Number of Issuers Currently Performing	52
Excess/(Negative) Subordination Percentage (in hundredths)	(23.24%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 19-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	26.10%
Number of Issuers Currently Performing	47
Excess/(Negative) Subordination Percentage (in hundredths)	(28.54%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 20-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	33.60%
Number of Issuers Currently Performing	42
Excess/(Negative) Subordination Percentage (in hundredths)	(29.69%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 21-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	29.40%
Number of Issuers Currently Performing	48
Excess/(Negative) Subordination Percentage (in hundredths)	(21.25%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 22-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	28.70%
Number of Issuers Currently Performing	61
Excess/(Negative) Subordination Percentage (in hundredths)	(17.67%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 22-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	28.70%
Number of Issuers Currently Performing	61
Excess/(Negative) Subordination Percentage (in hundredths)	(17.67%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 23-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	C
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	26.30%
Number of Issuers Currently Performing	92
Excess/(Negative) Subordination Percentage (in hundredths)	(10.09%)	[1]
Pooled Trust Preferred Securities [Member] | Tropc CDO III [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Subordinate
Original Amount	1,000
Lowest Credit Rating	C
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	41.76%
Number of Issuers Currently Performing	30
Excess/(Negative) Subordination Percentage (in hundredths)	(33.17%)	[1]
Pooled Trust Preferred Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		0
12 Months or More, Fair value	294		150
Fair Value	294		150
TRUP CDO's [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Credit related OTTI charges	167		269
Single Issue Trust Preferred [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	908		1,923
Gross Unrealized Gains	0		0
Gross Unrealized Losses	22		108
Fair Value	886		1,815
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		7
12 Months or More, Unrealized Losses	22		101
Unrealized Losses	22		108
Pooled Trust Preferred Securities [Abstract]
Book Value	908		1,923
Fair Value	886		1,815
Single Issue Trust Preferred [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		505
12 Months or More, Fair value	886		809
Fair Value	886		1,314
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,119		6,821
Gross Unrealized Gains	34		219
Gross Unrealized Losses	62		44
Fair Value	16,091		6,996
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	59		0
12 Months or More, Unrealized Losses	3		44
Unrealized Losses	62		44
Pooled Trust Preferred Securities [Abstract]
Book Value	16,119		6,821
Fair Value	16,091		6,996
SBA Pools [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	9,073		0
12 Months or More, Fair value	1,707		2,007
Fair Value	10,780		2,007
SLMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500		500
Gross Unrealized Gains	2		0
Gross Unrealized Losses	0		38
Fair Value	502		462
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		0
12 Months or More, Unrealized Losses	0		38
Unrealized Losses	0		38
Pooled Trust Preferred Securities [Abstract]
Book Value	500		500
Fair Value	502		462
SLMA [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		0
12 Months or More, Fair value	0		462
Fair Value	$ 0		$ 462

[1]	Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

Other Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Investments [Abstract]
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	$ 4,680	$ 5,058
Certificates of Deposits	$ 250	$ 250

Loans and Allowance for Loan Losses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 391,045,000	$ 408,355,000
Allowance for loan losses	7,449,000	9,024,000
Net deferred fees	547,000	551,000
Total allowances and net deferred fees	7,996,000	9,575,000
Loans, net	383,049,000	398,780,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	6,782,000	5,766,000
60 to 89 Days Past Due	3,567,000	3,546,000
Greater Than 90 Days	10,366,000	15,864,000
Total Past Due	20,715,000	25,176,000
Current	370,330,000	383,179,000
Total Financing Receivables	391,045,000	408,355,000
Recorded Investment > 90 Days and Accruing	6,000	1,450,000
Non-accrual loans	10,544,000
Loans that were current and paying under their terms but are included in non-accrual per regulatory guidance		4,900,000
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	333,091,000	349,133,000
Analysis of past due loans [Abstract]
Total Financing Receivables	333,091,000	349,133,000
Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	57,657,000	59,015,000
Analysis of past due loans [Abstract]
Total Financing Receivables	57,657,000	59,015,000
Non-accrual loans		19,345,000
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	167,777,000	169,027,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	4,894,000	3,471,000
60 to 89 Days Past Due	956,000	1,071,000
Greater Than 90 Days	4,029,000	4,236,000
Total Past Due	9,879,000	8,778,000
Current	157,898,000	160,249,000
Total Financing Receivables	167,777,000	169,027,000
Recorded Investment > 90 Days and Accruing	0	171,000
Non-accrual loans	4,213,000	4,065,000
Multifamily [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	17,348,000	15,375,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	97,000
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	646,000
Total Past Due	0	743,000
Current	17,348,000	14,632,000
Total Financing Receivables	17,348,000	15,375,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	646,000
Construction, Land Development, Other Land Loans [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	19,161,000	23,295,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	209,000	271,000
60 to 89 Days Past Due	78,000	59,000
Greater Than 90 Days	1,953,000	1,846,000
Total Past Due	2,240,000	2,176,000
Current	16,921,000	21,119,000
Total Financing Receivables	19,161,000	23,295,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	1,953,000	1,846,000
Commercial Real Estate - Owner Occupied [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	64,504,000	71,367,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	221,000	1,199,000
60 to 89 Days Past Due	21,000	476,000
Greater Than 90 Days	2,888,000	6,989,000
Total Past Due	3,130,000	8,664,000
Current	61,374,000	62,703,000
Total Financing Receivables	64,504,000	71,367,000
Recorded Investment > 90 Days and Accruing	0	920,000
Non-accrual loans	2,888,000	6,069,000
Commercial Real Estate - Non-Owner Occupied [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	35,536,000	36,489,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	239,000	0
60 to 89 Days Past Due	2,115,000	1,446,000
Greater Than 90 Days	290,000	863,000
Total Past Due	2,644,000	2,309,000
Current	32,892,000	34,180,000
Total Financing Receivables	35,536,000	36,489,000
Recorded Investment > 90 Days and Accruing	0	292,000
Non-accrual loans	290,000	4,871,000
Second Mortgages [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	9,298,000	12,247,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	374,000	243,000
60 to 89 Days Past Due	9,000	10,000
Greater Than 90 Days	495,000	518,000
Total Past Due	878,000	771,000
Current	8,420,000	11,476,000
Total Financing Receivables	9,298,000	12,247,000
Recorded Investment > 90 Days and Accruing	0	26,000
Non-accrual loans	495,000	492,000
Equity Line of Credit [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,287,000	9,126,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	205,000
Greater Than 90 Days	0	0
Total Past Due	0	205,000
Current	8,287,000	8,921,000
Total Financing Receivables	8,287,000	9,126,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Farmland [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	11,180,000	12,207,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	133,000	0
60 to 89 Days Past Due	28,000	134,000
Greater Than 90 Days	129,000	0
Total Past Due	290,000	134,000
Current	10,890,000	12,073,000
Total Financing Receivables	11,180,000	12,207,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	129,000	630,000
Personal [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,358,000	23,824,000
Analysis of past due loans [Abstract]
Total Financing Receivables	22,358,000	23,824,000
Non-accrual loans	50,000	94,000
Personal [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,655,000	24,031,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	307,000	244,000
60 to 89 Days Past Due	155,000	113,000
Greater Than 90 Days	56,000	134,000
Total Past Due	518,000	491,000
Current	22,137,000	23,540,000
Total Financing Receivables	22,655,000	24,031,000
Recorded Investment > 90 Days and Accruing	6,000	41,000
Commercial [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,927,000	32,407,000
Analysis of past due loans [Abstract]
Total Financing Receivables	31,927,000	32,407,000
Non-accrual loans	526,000	630,000
Commercial [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,927,000	32,407,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	402,000	224,000
60 to 89 Days Past Due	205,000	25,000
Greater Than 90 Days	526,000	630,000
Total Past Due	1,133,000	879,000
Current	30,794,000	31,528,000
Total Financing Receivables	31,927,000	32,407,000
Recorded Investment > 90 Days and Accruing	0	0
Agricultural [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,372,000	2,784,000
Analysis of past due loans [Abstract]
Total Financing Receivables	3,372,000	2,784,000
Non-accrual loans	0	2,000
Agricultural [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,372,000	2,784,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	3,000	17,000
60 to 89 Days Past Due	0	7,000
Greater Than 90 Days	0	2,000
Total Past Due	3,000	26,000
Current	3,369,000	2,758,000
Total Financing Receivables	3,372,000	2,784,000
Recorded Investment > 90 Days and Accruing	0	0
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	297,000	207,000
Analysis of past due loans [Abstract]
Total Financing Receivables	$ 297,000	$ 207,000

Loans and Allowance for Loan Losses, Credit Risk Profile (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 167,777	$ 169,027
Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,348	15,375
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,180	12,207
Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,161	23,295
Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	64,504	71,367
Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,536	36,489
Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,655	24,031
Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	17,585	21,373
Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,927	32,407
Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,372	2,784
Quality [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	34,201	37,509
Quality [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	994	1,220
Quality [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,001	1,104
Quality [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,768	4,108
Quality [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,016	6,119
Quality [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,168	1,604
Satisfactory [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	81,500	79,225
Satisfactory [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,328	9,790
Satisfactory [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,589	3,419
Satisfactory [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,765	6,026
Satisfactory [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25,485	23,168
Satisfactory [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,539	14,756
Acceptable [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,202	33,427
Acceptable [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,731	1,481
Acceptable [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,078	3,944
Acceptable [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,059	5,940
Acceptable [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,683	25,652
Acceptable [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,048	9,270
Special Mention [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,481	3,739
Special Mention [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	890	1,318
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9	1,767
Special Mention [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,698	2,195
Special Mention [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,686	4,073
Special Mention [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,353	1,518
Substandard [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,393	15,127
Substandard [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	405	1,566
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	503	1,973
Substandard [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,871	5,026
Substandard [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,634	12,355
Substandard [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,428	9,341
Doubtful [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Performing [Member] | Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,599	23,897
Performing [Member] | Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	17,090	20,855
Performing [Member] | Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,401	31,777
Performing [Member] | Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,372	2,782
Nonperforming [Member] | Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	56	134
Nonperforming [Member] | Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	495	518
Nonperforming [Member] | Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	526	630
Nonperforming [Member] | Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 2

Loans and Allowance for Loan Losses, Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment [Abstract]
With No Related Allowance	$ 17,378	$ 29,805
With Related Allowance	12,183	14,803
Unpaid Principal Balance [Abstract]
With No Related Allowance	17,448	30,782
With Related Allowance	12,202	15,157
Related Allowance	2,179	2,808
Average Recorded Investment [Abstract]
With No Related Allowance	23,594	26,460
With Related Allowance	13,494	19,994
Interest Income Recognized [Abstract]
With No Related Allowance	587	875
With Related Allowance	383	329
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	6,559	9,034
With Related Allowance	4,486	3,806
Unpaid Principal Balance [Abstract]
With No Related Allowance	6,559	9,342
With Related Allowance	4,486	3,840
Related Allowance	491	571
Average Recorded Investment [Abstract]
With No Related Allowance	7,797	8,243
With Related Allowance	4,146	4,161
Interest Income Recognized [Abstract]
With No Related Allowance	237	285
With Related Allowance	165	132
Equity Line of Credit [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Interest Income Recognized [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Multifamily [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	920
With Related Allowance	405	646
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	920
With Related Allowance	405	866
Related Allowance	5	201
Average Recorded Investment [Abstract]
With No Related Allowance	460	480
With Related Allowance	526	1,139
Interest Income Recognized [Abstract]
With No Related Allowance	0	63
With Related Allowance	17	11
Farmland [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	299	283
With Related Allowance	203	307
Unpaid Principal Balance [Abstract]
With No Related Allowance	299	283
With Related Allowance	203	307
Related Allowance	2	38
Average Recorded Investment [Abstract]
With No Related Allowance	291	529
With Related Allowance	255	309
Interest Income Recognized [Abstract]
With No Related Allowance	15	16
With Related Allowance	13	11
Construction and Land Development [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,660	2,487
With Related Allowance	0	2,538
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,730	2,487
With Related Allowance	0	2,538
Related Allowance	0	606
Average Recorded Investment [Abstract]
With No Related Allowance	2,074	3,170
With Related Allowance	1,269	4,787
Interest Income Recognized [Abstract]
With No Related Allowance	40	108
With Related Allowance	0	80
Commercial Real Estate - Owner Occupied [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	5,010	9,155
With Related Allowance	2,698	1,986
Unpaid Principal Balance [Abstract]
With No Related Allowance	5,010	9,155
With Related Allowance	2,698	2,086
Related Allowance	369	323
Average Recorded Investment [Abstract]
With No Related Allowance	7,083	7,327
With Related Allowance	2,342	3,132
Interest Income Recognized [Abstract]
With No Related Allowance	138	187
With Related Allowance	15	11
Commercial Real Estate - Non-Owner Occupied [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	3,432	4,859
With Related Allowance	2,995	4,482
Unpaid Principal Balance [Abstract]
With No Related Allowance	3,432	4,859
With Related Allowance	2,995	4,482
Related Allowance	494	343
Average Recorded Investment [Abstract]
With No Related Allowance	4,146	4,183
With Related Allowance	3,739	4,758
Interest Income Recognized [Abstract]
With No Related Allowance	136	143
With Related Allowance	88	54
Second Mortgages [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	321	591
With Related Allowance	0	108
Unpaid Principal Balance [Abstract]
With No Related Allowance	321	591
With Related Allowance	0	108
Related Allowance	0	10
Average Recorded Investment [Abstract]
With No Related Allowance	456	646
With Related Allowance	54	138
Interest Income Recognized [Abstract]
With No Related Allowance	14	6
With Related Allowance	0	4
Personal - Consumer [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	9	30
With Related Allowance	22	74
Unpaid Principal Balance [Abstract]
With No Related Allowance	9	30
With Related Allowance	22	74
Related Allowance	1	41
Average Recorded Investment [Abstract]
With No Related Allowance	20	26
With Related Allowance	48	62
Interest Income Recognized [Abstract]
With No Related Allowance	1	3
With Related Allowance	2	4
Business Commercial [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	68	2,446
With Related Allowance	658	856
Unpaid Principal Balance [Abstract]
With No Related Allowance	68	3,115
With Related Allowance	658	856
Related Allowance	585	675
Average Recorded Investment [Abstract]
With No Related Allowance	1,257	1,856
With Related Allowance	757	1,494
Interest Income Recognized [Abstract]
With No Related Allowance	5	64
With Related Allowance	15	22
Agricultural [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	20	0
With Related Allowance	716	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	20	0
With Related Allowance	735	0
Related Allowance	232	0
Average Recorded Investment [Abstract]
With No Related Allowance	10	0
With Related Allowance	358	14
Interest Income Recognized [Abstract]
With No Related Allowance	1	0
With Related Allowance	$ 68	$ 0

Loans and Allowance for Loan Losses, Troubed Debt Resturcturing (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	26	35
Pre-Modification Outstanding Recorded Investment	$ 18,008,000	$ 14,598,000
Post- Modification Recorded Investment	17,846,000	14,023,000
Recorded investment	21,610,000	16,030,000
Interest Only [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	3	8
Pre-Modification Outstanding Recorded Investment	949,000	4,055,000
Post- Modification Recorded Investment	949,000	3,525,000
Interest Only [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	729,000
Post- Modification Recorded Investment	729,000
Interest Only [Member] | Farmland [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	137,000	152,000
Post- Modification Recorded Investment	137,000	152,000
Interest Only [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		1,418,000
Post- Modification Recorded Investment		1,418,000
Interest Only [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		1,364,000
Post- Modification Recorded Investment		834,000
Interest Only [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	83,000
Post- Modification Recorded Investment	83,000
Interest Only [Member] | Business Commercial [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		992,000
Post- Modification Recorded Investment		992,000
Interest Only [Member] | Agricultural [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		129,000
Post- Modification Recorded Investment		129,000
Below Market Rate [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	19	18
Pre-Modification Outstanding Recorded Investment	15,759,000	7,186,000
Post- Modification Recorded Investment	15,608,000	7,169,000
Below Market Rate [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	12	14
Pre-Modification Outstanding Recorded Investment	1,732,000	1,412,000
Post- Modification Recorded Investment	1,724,000	1,410,000
Below Market Rate [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	4,557,000	574,000
Post- Modification Recorded Investment	4,501,000	574,000
Below Market Rate [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	5	2
Pre-Modification Outstanding Recorded Investment	9,470,000	4,764,000
Post- Modification Recorded Investment	9,383,000	4,753,000
Below Market Rate [Member] | Business Commercial [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		436,000
Post- Modification Recorded Investment		432,000
Loan Term Extension [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	4	9
Pre-Modification Outstanding Recorded Investment	1,300,000	3,357,000
Post- Modification Recorded Investment	1,289,000	3,329,000
Loan Term Extension [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		1,860,000
Post- Modification Recorded Investment		1,851,000
Loan Term Extension [Member] | Multifamily [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	411,000
Post- Modification Recorded Investment	407,000
Loan Term Extension [Member] | Commercial Real Estate - Owner Occupied [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	732,000
Post- Modification Recorded Investment	725,000
Loan Term Extension [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		317,000
Post- Modification Recorded Investment		317,000
Loan Term Extension [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		510,000
Post- Modification Recorded Investment		510,000
Loan Term Extension [Member] | Personal - Consumer [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	28,000
Post- Modification Recorded Investment	28,000
Loan Term Extension [Member] | Agricultural [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	129,000	670,000
Post- Modification Recorded Investment	129,000	651,000
Subsequently Defaulted [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	813,000	2,175,000
Post- Modification Recorded Investment	813,000
Subsequent Default, Number of Contracts		3
Subsequent Default, Post-Modification Recorded Investment		1,643,000
Subsequently Defaulted [Member] | Residential 1-4 Family [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	729,000	385,000
Post- Modification Recorded Investment	729,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		383,000
Subsequently Defaulted [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment		1,364,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		834,000
Subsequently Defaulted [Member] | Second Mortgages [Member]
Troubled Debt Restructurings - Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	84,000	426,000
Post- Modification Recorded Investment	84,000
Subsequent Default, Number of Contracts		1
Subsequent Default, Post-Modification Recorded Investment		$ 426,000

Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 9,024,000	$ 10,320,000
Provision for Credit Losses	958,000	4,648,000
Charge-offs	3,381,000	6,132,000
Recoveries	(848,000)	(188,000)
Net Charge-offs	2,533,000	5,944,000
Ending Balance	7,449,000	9,024,000
Ending Balance: Individually evaluated for impairment	2,179,000	2,808,000
Ending Balance: Collectively evaluated for impairment	5,270,000	6,216,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	29,858,000	51,003,000
Ending balance: Collectively Evaluated for Impairment	361,187,000	357,352,000
Ending Balance	391,045,000	408,355,000
Maximum amount of all loan relationships review in addition to annual loan relationship	500,000
Maximum amount of Loans include annual reviews on loan relationships	100,000
Residential 1-4 Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,618,000	1,521,000
Provision for Credit Losses	47,000	1,049,000
Charge-offs	584,000	971,000
Recoveries	(161,000)	(19,000)
Net Charge-offs	423,000	952,000
Ending Balance	1,242,000	1,618,000
Ending Balance: Individually evaluated for impairment	491,000	571,000
Ending Balance: Collectively evaluated for impairment	751,000	1,047,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	11,045,000	15,553,000
Ending balance: Collectively Evaluated for Impairment	156,732,000	153,474,000
Ending Balance	167,777,000	169,027,000
Multifamily [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	477,000	229,000
Provision for Credit Losses	49,000	494,000
Charge-offs	246,000	246,000
Recoveries	0	0
Net Charge-offs	246,000	246,000
Ending Balance	280,000	477,000
Ending Balance: Individually evaluated for impairment	5,000	201,000
Ending Balance: Collectively evaluated for impairment	275,000	276,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	405,000	1,566,000
Ending balance: Collectively Evaluated for Impairment	16,943,000	13,809,000
Ending Balance	17,348,000	15,375,000
Construction, Land Development, Other Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,746,000	2,155,000
Provision for Credit Losses	(858,000)	1,395,000
Charge-offs	518,000	1,857,000
Recoveries	(453,000)	(53,000)
Net Charge-offs	65,000	1,804,000
Ending Balance	823,000	1,746,000
Ending Balance: Individually evaluated for impairment	0	606,000
Ending Balance: Collectively evaluated for impairment	823,000	1,140,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,660,000	6,542,000
Ending balance: Collectively Evaluated for Impairment	17,501,000	16,753,000
Ending Balance	19,161,000	23,295,000
Commercial Real Estate - Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,209,000	504,000
Provision for Credit Losses	511,000	1,222,000
Charge-offs	686,000	517,000
Recoveries	(5,000)	0
Net Charge-offs	681,000	517,000
Ending Balance	1,039,000	1,209,000
Ending Balance: Individually evaluated for impairment	369,000	323,000
Ending Balance: Collectively evaluated for impairment	670,000	886,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	7,708,000	12,355,000
Ending balance: Collectively Evaluated for Impairment	56,796,000	59,012,000
Ending Balance	64,504,000	71,367,000
Commercial Real Estate - Non-Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	400,000	1,353,000
Provision for Credit Losses	856,000	(677,000)
Charge-offs	183,000	276,000
Recoveries	(2,000)	0
Net Charge-offs	181,000	276,000
Ending Balance	1,075,000	400,000
Ending Balance: Individually evaluated for impairment	494,000	343,000
Ending Balance: Collectively evaluated for impairment	581,000	57,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	6,427,000	9,341,000
Ending balance: Collectively Evaluated for Impairment	29,109,000	27,148,000
Ending Balance	35,536,000	36,489,000
Second Mortgages [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	371,000	323,000
Provision for Credit Losses	(123,000)	389,000
Charge-offs	90,000	351,000
Recoveries	(3,000)	(10,000)
Net Charge-offs	87,000	341,000
Ending Balance	161,000	371,000
Ending Balance: Individually evaluated for impairment	0	10,000
Ending Balance: Collectively evaluated for impairment	161,000	361,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	321,000	726,000
Ending balance: Collectively Evaluated for Impairment	8,977,000	11,521,000
Ending Balance	9,298,000	12,247,000
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	69,000	83,000
Provision for Credit Losses	(16,000)	11,000
Charge-offs	23,000	25,000
Recoveries	0	0
Net Charge-offs	23,000	25,000
Ending Balance	30,000	69,000
Ending Balance: Individually evaluated for impairment	0	0
Ending Balance: Collectively evaluated for impairment	30,000	69,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0	0
Ending balance: Collectively Evaluated for Impairment	8,287,000	9,126,000
Ending Balance	8,287,000	9,126,000
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	336,000	229,000
Provision for Credit Losses	(237,000)	359,000
Charge-offs	4,000	272,000
Recoveries	(2,000)	(20,000)
Net Charge-offs	2,000	252,000
Ending Balance	97,000	336,000
Ending Balance: Individually evaluated for impairment	2,000	38,000
Ending Balance: Collectively evaluated for impairment	95,000	298,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	502,000	1,309,000
Ending balance: Collectively Evaluated for Impairment	10,678,000	10,898,000
Ending Balance	11,180,000	12,207,000
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	764,000	516,000
Provision for Credit Losses	101,000	764,000
Charge-offs	453,000	585,000
Recoveries	(74,000)	(69,000)
Net Charge-offs	379,000	516,000
Ending Balance	486,000	764,000
Ending Balance: Individually evaluated for impairment	1,000	41,000
Ending Balance: Collectively evaluated for impairment	485,000	723,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	328,000	625,000
Ending balance: Collectively Evaluated for Impairment	22,327,000	23,406,000
Ending Balance	22,655,000	24,031,000
Commercial and Agricultural [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,620,000	2,185,000
Provision for Credit Losses	356,000	450,000
Charge-offs	594,000	1,032,000
Recoveries	(148,000)	(17,000)
Net Charge-offs	446,000	1,015,000
Ending Balance	1,530,000	1,620,000
Ending Balance: Individually evaluated for impairment	817,000	675,000
Ending Balance: Collectively evaluated for impairment	713,000	945,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,462,000	2,986,000
Ending balance: Collectively Evaluated for Impairment	33,837,000	32,205,000
Ending Balance	35,299,000	35,191,000
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	414,000	1,222,000
Provision for Credit Losses	272,000	(808,000)
Charge-offs	0	0
Recoveries	0	0
Net Charge-offs	0	0
Ending Balance	686,000	414,000
Ending Balance: Individually evaluated for impairment	0	0
Ending Balance: Collectively evaluated for impairment	686,000	414,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0	0
Ending balance: Collectively Evaluated for Impairment	0	0
Ending Balance	$ 0	$ 0

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 36,688	$ 36,364
Less: accumulated depreciation	15,512	14,570
Premises and equipment, after accumulated deprecation	21,176	21,794
Construction in Progress	0	89
Premises and equipment, net	21,176	21,883
Depreciation expense	959	1,083
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	10,004	10,004
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	14,061	14,061
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 12,623	$ 12,299

Bank Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Owned Life Insurance [Abstract]
Bank Owned Life Insurance	$ 13,689	$ 13,230

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets [Abstract]
Allowance for loan loss	$ 2,532	$ 3,068
Previous Years AMT	802	802
Other Real Estate Owned Valuation Reserve	1,119	0
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	4,616	5,679
Other than temporary impairment charge on AFS securities	2,489	2,432
Net unrealized loss on securities available-for-sale	964	1,061
Deferred tax assets	12,573	13,093
Deferred tax liability [Abstract]
Depreciation	(275)	(308)
Deferred tax liability	(275)	(308)
Deferred Tax Asset Valuation Allowance	(4,000)	(4,170)
Net deferred tax assets	8,298	8,615
Federal [Abstract]
Current	114	(2,150)
Deferred	106	4,512
Total	220	2,362
Federal statutory corporate income tax rate (in hundredths)	34.00%	34.00%
Reconciliation of tax expense (benefit) from the federal tax rate to the effective tax rate [Abstract]
Statutory rate applied to earnings (losses) before income taxes	763	(1,413)
Tax exempt interest	(230)	(272)
Deferred Tax Valuation allowance	(170)	4,170
Other, net	(143)	(123)
Total	$ 220	$ 2,362

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of deposits [Abstract]
Non-interest bearing demand	$ 105,960	$ 98,950
Interest bearing demand	98,391	93,527
Savings deposits	75,345	66,207
Time deposits, in amounts of $100,000 or more	63,443	84,064
Other time deposits	142,201	172,613
Total Deposits	485,340	515,361
Scheduled maturities of time deposits [Abstract]
2013	111,918
2014	35,101
2015	18,787
2016	3,788
2017	13,067
Thereafter	22,983
Time deposits	$ 205,644

Short-Term Borrowings (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2012 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Mortgage Secured [Member]	Dec. 31, 2012 Federal Home Loan Bank Housing Program [Member]	Dec. 31, 2012 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Maximum [Member] Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 20,170,000		$ 65,950,000	$ 20,000,000	$ 67,910,000
Number of Secured loans				2
Variable rate basis				three month LIBOR
Interest rate (in hundredths)	6.75%					3.20%	0.00%	3.84%	4.34%
Period for contractual payments due on short term borrowings	8 months
Average interest rate (in hundredths)	3.97%
Payments of Short-term Debt	103,000					16,000	50,000
Amortization period	20 years
Number of monthly payments made	35
Short term debt restructured				47,500,000
Decrease in weighted average borrowing rate (in hundredths)				1.00%
Interest Expense reduced annually due to restructuring				480,000,000
Maturity date extended due to restructuring	2 years 6 months
Federal home loan bank advances, short-term	37,500,000
Average outstanding amount		$ 61,810,000

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 51,298	$ 13,964
Periodic payment of long term debt	103
Amortization period	20 years
Contractual principal maturities of long-term debt [Abstract]
2013	0
2014	3,496
2015	51
2016	51
2017	7,552
Thereafter	40,148
Long-term debt	51,298	13,964
Note payable FHLB Dated 03/04/05 [Member]
Debt Instrument [Line Items]
Long-term debt		5,000
Issuance date for long term date	Mar 4, 2005
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	4.17%
Maturity date of long term debt	Mar 4, 2015
Contractual principal maturities of long-term debt [Abstract]
Long-term debt		5,000
Note payable FHLB Dated 06/29/05 [Member]
Debt Instrument [Line Items]
Long-term debt		5,000
Issuance date for long term date	Jun 9, 2005
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	3.76%
Maturity date of long term debt	Jun 29, 2015
Contractual principal maturities of long-term debt [Abstract]
Long-term debt		5,000
Note payable FHLB Dated 08/23/05 [Member]
Debt Instrument [Line Items]
Long-term debt	352	402
Issuance date for long term date	Aug 23, 2005
Face amount of long term debt	750,000
Interest rate on long term debt (in hundredths)	0.00%
Maturity date of long term debt	Aug 24, 2020
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	352	402
Re-structured note payable FHLB dated 08/29/12 with interest rate 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.53%
Maturity date of long term debt	Aug 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500
Re-structured note payable FHLB dated 08/29/12 with interest rate 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.70%
Maturity date of long term debt	Aug 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.73%
Maturity date of long term debt	Aug 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Re-structured note payable FHLB dated 08/29/12 with interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	3.74%
Maturity date of long term debt	Aug 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt	7,500
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	7,500
Interest rate on long term debt (in hundredths)	2.43%
Maturity date of long term debt	Aug 29, 2017
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	7,500
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.86%
Maturity date of long term debt	Aug 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt	0	17
Face amount of long term debt	250
Interest rate on long term debt (in hundredths)	3.20%
Maturity date of long term debt	Dec 31, 2013
Periodic payment of long term debt	3
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	0	17
Holding Company Note Payable to Community Bankers Bank [Member]
Debt Instrument [Line Items]
Long-term debt	3,446	3,545
Interest rate on long term debt (in hundredths)	6.75%
Maturity date of long term debt	Apr 30, 2014
Periodic payment of long term debt	28
Amortization period	20 years
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 3,446	$ 3,545

Capital Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuance of Trust Preferred Securities	$ 7,500
Capital Securities included in Tier I capital, maximum (in hundredths)	25.00%
Trust Preferred Securities subject to mandatory redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Percentage of Capital Issued (in hundredths)	9.25%
Capital securities, maturity date	Jan 15, 2008
Junior Subordinated Debt Securities [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Redemption amount of Junior Subordinated Debt Securities	$ 3,862
Redemption of debt securities (in hundredths)	104.63%

Common Stock and Earnings (Loss) Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Income (loss) available to common stockholders	$ 2,022	$ (6,517)
Weighted average shares outstanding (in shares)	5,011	5,011
Shares outstanding including assumed conversion (in shares)	5,011	5,011
Basic earnings (loss) per share (in dollars per share)	$ 0.4	$ (1.3)
Fully diluted earnings (loss) per share (in dollars per share)	$ 0.4	$ (1.3)

Profit Sharing and Retirement Savings Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Profit Sharing and Retirement Savings Plan [Abstract]
Discretionary profit sharing contribution (in hundredths)	1.50%
Employer's matching contribution of employee's initial contribution (in hundredths)	100.00%
Employee's initial contribution (in hundredths)	1.00%
Employer's matching contributions of employee's next contribution (in hundredths)	50.00%
Employee's post initial contribution (in hundredths)	5.00%
Cost of Bank contributions under savings plan	$ 287	$ 293

Stock Option Plan and Equity Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 13.97	$ 13.72
Granted (in dollars per share)	$ 0	$ 0
Exercised (in dollars per share)	$ 0	$ 0
Expired (in dollars per share)	$ 13	$ 12.5
Options outstanding and exercisable (in dollars per share)	$ 14.24	$ 13.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	194,779	234,929
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	(43.179)	(40,150)
Options outstanding and exercisable (in shares)	151,600	194,779
Range $13.00 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range Limit (in dollars per share)	$ 13
Upper Range Limit (in dollars per share)	$ 15
Number of Outstanding (in shares)	151,600
Weighted Average Remaining Contractual Life	1 year 6 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 14.24
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000

Off-Balance Sheet Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Expiration period for letters of credit	1 year
Letter of credit [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	$ 700	$ 610
Line of credit [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	38,605	40,882
Loans payable [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	$ 2,210	$ 1,756

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loss Contingencies [Line Items]
Federal Home Loan Bank advances outstanding	$ 67,902
Available credit at FHLB	31,000
Secured lines of available credit	6,000
Number of claims	2
Federal Home Loan Bank Advances [Member]
Loss Contingencies [Line Items]
Available-for-sale securities pledged as collateral	7,800
Damages on Repossession or Disposition of Collateral [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	700,000
Damages for Breach of Fiduciary Duty [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	$ 7,850,000

Fair Value Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateralized debt obligations	$ 3,880,000
Total AFS Securities	57,400,000	64,252,000
Level 3 assets measured on recurring basis using significant unobservable inputs [Abstract]
Beginning balance, beginning of period	150,000	173,000
Total gains (losses) included in net income	(167,000)	(269,000)
Included in Other Comprehensive Income	311,000	246,000
Transfers in or out of Level 3	0	0
Ending balance, end of period	294,000	150,000
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	6,032,000
State and Political Subdivisions	11,985,000	18,168,000
Mortgage Backed Securities	27,642,000	30,629,000
TRUP CDO's	294,000	150,000
Single Issue Trust Preferred	886,000	1,815,000
SBA Pools	16,091,000	6,996,000
SLMA	502,000	462,000
Total AFS Securities	57,400,000	64,252,000
Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	0
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	0	0
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	0	0
Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	6,032,000
State and Political Subdivisions	11,985,000	18,168,000
Mortgage Backed Securities	27,642,000	30,629,000
TRUP CDO's	0	0
Single Issue Trust Preferred	886,000	1,815,000
SBA Pools	16,091,000	6,996,000
SLMA	502,000	462,000
Total AFS Securities	57,106,000	64,102,000
Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	0
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	294,000	150,000
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	$ 294,000	$ 150,000

Fair Value Disclosures, Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Repossessions/OREO, net	$ 16,639	$ 16,724
Nonrecurring [Member]
Loans [Line Items]
Impaired Loans	12,183	14,803
Repossessions/OREO, net	16,661	16,852
Nonrecurring [Member] | Level 1 [Member]
Loans [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Nonrecurring [Member] | Level 2 [Member]
Loans [Line Items]
Impaired Loans	12,183	14,803
Repossessions/OREO, net	16,661	16,852
Nonrecurring [Member] | Level 3 [Member]
Loans [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	$ 0	$ 0

Fair Value Disclosures, Off-Balance Sheet Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 57,400	$ 64,252
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	81,208	86,075
Securities available-for-sale	57,400	64,252
Other investments	4,930	5,308
Loans, net	383,049	398,780
Deposits	(485,340)	(515,361)
Other short term borrowings	(20,170)	(57,676)
Long-term debt	(51,298)	(13,964)
Capital securities	(3,150)	(3,150)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	81,208	86,075
Securities available-for-sale	57,400	64,252
Other investments	4,930	5,308
Loans, net	383,173	398,221
Deposits	(480,424)	(508,599)
Other short term borrowings	(23,072)	(65,844)
Long-term debt	(57,145)	(14,951)
Capital securities	$ (3,542)	$ (3,014)

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 14,479	$ 15,122
Additions	3,177	4,752
Reductions	(6,704)	(5,395)
Balance, ending	10,952	14,479
Unused commitments	680	665
Deposits from related parties	$ 3,778	$ 4,894

Restrictions on Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash [Abstract]
Restricted Cash	$ 9,679	$ 8,622

Minimum Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,341	$ 33,506
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	9.11%	8.29%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	28,424
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	7.85%	7.03%
Tier 1 Capital (to Adjusted Total Assets)	30,467	28,424
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.18%	4.57%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	31,047	32,347
Tier 1 Capital (to Risk-Weighted Assets)	15,524	16,174
Tier 1 Capital (to Adjusted Total Assets)	23,536	24,889
Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
Bank [Member]
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	38,931	36,543
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.05%	9.08%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	31,461
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	8.79%	7.81%
Tier 1 Capital (to Adjusted Total Assets)	34,057	31,461
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.80%	5.07%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	30,985	32,209
Tier 1 Capital (to Risk-Weighted Assets)	15,493	16,105
Tier 1 Capital (to Adjusted Total Assets)	23,475	24,816
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	38,732	40,262
Tier 1 Capital (to Risk-Weighted Assets)	23,239	24,157
Tier 1 Capital (to Adjusted Total Assets)	$ 29,344	$ 31,021
Bank [Member] | Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%

Restrictions on Dividends (Details)	12 Months Ended
Dec. 31, 2012
Restrictions on Dividends [Abstract]
Number of preceding years for retained net profits for approval of dividend payment	2

Other Operating Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other operating income and expense as percentage of total of interest income and other income (in hundredths)	1.00%
BOLI income	$ 459	$ 452
Other Contracted Services [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	743	667
FDIC Insurance Costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	1,330	1,539
Software Licensing / Maintenance [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	736	635
Postage and Freight [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	299	314
Legal [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 337	$ 457

Condensed Parent Company Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Other investments	$ 4,930	$ 5,308
Other assets	3,793	3,747
Total Assets	592,496	620,983
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	2,066	2,570
Other short term borrowings	20,170	57,676
Long Term Debt	51,298	13,964
Capital securities	3,150	3,150
Total Liabilities	562,024	592,721
STOCKHOLDERS' EQUITY	30,472	28,262	32,880
Total Liabilities and Stockholders' Equity	592,496	620,983
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest income	25,154	27,154
Interest expense	(7,488)	(9,979)
(Loss) Income Before Income Taxes	2,242	(4,155)
Income tax benefit	(220)	(2,362)
Net Income (Loss)	2,022	(6,517)
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income (Loss)	2,022	(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities: [Abstract]
Depreciation and amortization	979	1,104
Increase in other assets	(160)	(596)
Increase (decrease) in other liabilities	(504)	785
Net Cash provided by operating activities	4,985	6,688
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
Net (increase) decrease in loans	6,144	28,825
Premises and equipment expenditures	(339)	(125)
Net Cash provided by investing activities	20,341	27,926
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	(37,506)	(8,276)
Increase in Long Term Debt	37,334	(1,004)
Net Cash used in financing activities	(30,193)	(30,691)
Net increase (decrease) in cash and cash equivalents	(4,867)	3,923
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	86,075	82,152
CASH AND CASH EQUIVALENTS AT END OF YEAR	81,208	86,075
Parent Company [Member]
ASSETS [Abstract]
Cash	178	178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	37,209	34,445
Other assets	711	1,009
Total Assets	38,800	36,334
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	1,028	680
Other short term borrowings	103	97
Long Term Debt	3,447	3,545
Capital securities	3,750	3,750
Total Liabilities	8,328	8,072
STOCKHOLDERS' EQUITY	30,472	28,262
Total Liabilities and Stockholders' Equity	38,800	36,334
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Dividends from subsidiary	0	0
Interest income	59	55
Other income	0	0
Interest expense	(604)	(634)
Operating expense	(9)	(11)
(Loss) Income Before Income Taxes	(554)	(590)
Income tax benefit	189	201
Income (Loss) from Equity Method Investments	2,387	(6,128)
Net Income (Loss)	2,022	(6,517)
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income (Loss)	2,022	(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities: [Abstract]
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(2,387)	6,128
Increase in other assets	104	(822)
Increase (decrease) in other liabilities	348	347
Net Cash provided by operating activities	92	(859)
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
(Purchase) sale of other investments	0	0
Net (increase) decrease in loans	0	0
Premises and equipment expenditures	0	0
Capital contributed to subsidiary bank	0	0
Net Cash provided by investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	6	(277)
Increase in Long Term Debt	(98)	(926)
Net Cash used in financing activities	(92)	(1,203)
Net increase (decrease) in cash and cash equivalents	0	(2,062)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	2,240
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 178	$ 178